UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21991

Fidelity Rutland Square Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2011

Item 1. Reports to Stockholders

Strategic Advisers®
Core Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Annual Report

May 31, 2011

Strategic Advisers, Inc.
A Fidelity Investments Company

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended May 31, 2011	Past 1 year	Life of fund A
Strategic Advisers® Core Fund	24.93%	14.86%

A From December 30, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers® Core Fund on December 30, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The 12-month period ending May 31, 2011, marked another good stretch for major equity markets, extending a rally that began more than two years ago. Despite early-period volatility due to concern about the debt crisis in Europe and a potential double-dip recession in the U.S., stocks regained strength in late summer and the fall, fueled by better-than-expected corporate earnings, encouraging economic activity, stimulative tax policies and the Federal Reserve's second round of quantitative easing involving the purchase of U.S. Treasuries. Later, some long-awaited improvement in the job market was also somewhat heartening, but investors remained concerned that it was still too weak to support sustained economic growth. For the full period, the large-cap proxy S&P 500® Index was up 25.95%, while the blue-chip-laden Dow Jones Industrial AverageSM rose 27.30% and the technology-focused Nasdaq Composite® Index added 26.78%. Within the S&P 500®, economically sensitive sectors achieved significant gains, led by energy (+47%) and materials (+36%). Telecommunication services stocks also rose sharply (+40%), while financials (+9%) was the only sector to fall short of double digits. On the capitalization spectrum, stocks of mid-cap companies topped their small- and large-cap counterparts, with the Russell Midcap® Index advancing 32.59%.

Comments from John Stone and Vincent Zelenko, Co-Portfolio Managers of Strategic Advisers® Core Fund: For the year, Strategic Advisers® Core Fund (the Fund) advanced 24.93%, but trailed the S&P 500®. Relative to the benchmark, the Fund's biggest contributor was a high-risk/high-potential-return manager that had substantial holdings in oil and gas, agriculture, and gold. An all-cap manager also helped, thanks to its exposure to strong-performing mid- and small-cap stocks and its bias toward lower-quality companies in economically sensitive industries. On the downside, the performance of one of our core managers was a significant disappointment. In our view, all of the Fund's core managers have the potential to modestly outperform the S&P 500 in most market environments. However, this particular core manager underperformed during the period, mainly because of weak stock selection, especially in information technology. A large blend manager that typically performs well when the market is rising also disappointed, due to three factors: underweighting the energy sector, exposure to the lagging Japanese market, and poor stock picking among U.S. equities. Lastly, a manager with substantial holdings of higher-quality, mega-cap companies - those with a market capitalization greater than $100 billion - was another detractor, as this investment style was out of favor during the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Actual	.15%	$ 1,000.00	$ 1,137.30	$ .80
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.18	$ .76

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan U.S. Large Cap Core Plus Fund Select Class*	18.4	20.6
Fidelity Dividend Growth Fund	10.7	11.7
Hartford Capital Appreciation Fund	7.9	8.8
FMI Large Cap Fund	5.5	4.0
Fidelity Advisor New Insights Fund Institutional Class	4.5	5.2
Pfizer, Inc.	1.2	0.8
International Business Machines Corp.	1.1	1.2
Wells Fargo & Co.	1.1	1.5
3M Co.	1.0	0.2
Apple, Inc.	1.0	1.0
	52.4
* The JPMorgan U.S. Large Cap Core Plus Fund seeks to provide a high total return from a portfolio of selected equity securities which includes both long and short positions.
Top Five Market Sectors as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	8.0	9.4
Financials	7.0	8.0
Energy	7.0	7.0
Industrials	5.5	4.5
Consumer Discretionary	5.5	6.7
Asset Allocation (% of fund's net assets)
As of May 31, 2011*		As of November 30, 2010**
	Common Stocks 45.5%		Common Stocks 47.8%
	Large Blend Funds 43.3%		Large Blend Funds 45.6%
	Large Growth Funds 4.5%		Large Growth Funds 5.2%
	Mid-Cap Blend Funds 0.4%		Mid-Cap Blend Funds 0.0%
	Short-Term Investments and Net Other Assets 6.3%		Short-Term Investments and Net Other Assets 1.4%
* Foreign investments	2.0%	** Foreign investments	1.9%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Annual Report

Investments May 31, 2011

Showing Percentage of Net Assets

Common Stocks - 45.5%
	Shares	Value
CONSUMER DISCRETIONARY - 5.5%
Auto Components - 0.1%
Johnson Controls, Inc.	128,700	$ 5,096,520
TRW Automotive Holdings Corp. (a)	12,300	699,501
		5,796,021
Automobiles - 0.2%
Ford Motor Co. (a)	361,600	5,395,072
General Motors Co.	184,800	5,878,488
Harley-Davidson, Inc.	86,300	3,206,908
		14,480,468
Distributors - 0.0%
Genuine Parts Co.	21,800	1,194,640
Diversified Consumer Services - 0.0%
H&R Block, Inc.	212,500	3,442,500
Hotels, Restaurants & Leisure - 0.8%
Carnival Corp. unit	151,700	5,887,477
Chipotle Mexican Grill, Inc. (a)	9,400	2,717,258
Darden Restaurants, Inc.	185,600	9,400,640
International Game Technology	709,045	12,223,936
Las Vegas Sands Corp. (a)	150,900	6,268,386
Marriott International, Inc. Class A	109,200	4,128,852
McDonald's Corp.	170,400	13,894,416
Starbucks Corp.	221,600	8,152,664
Starwood Hotels & Resorts Worldwide, Inc.	59,700	3,640,506
Tim Hortons, Inc.	39,500	1,839,120
Wynn Resorts Ltd.	8,300	1,216,116
		69,369,371
Household Durables - 0.7%
Fortune Brands, Inc.	31,000	2,006,630
Harman International Industries, Inc.	59,100	2,835,027
Lennar Corp. Class A	82,100	1,558,258
Newell Rubbermaid, Inc.	595,950	10,613,870
Stanley Black & Decker, Inc.	593,858	43,874,229
		60,888,014
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	98,500	19,373,965
Liberty Media Corp. Interactive Series A (a)	230,800	4,202,868
Netflix, Inc. (a)	9,400	2,545,520
Priceline.com, Inc. (a)	13,000	6,697,470
		32,819,823
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	28,100	$ 1,285,294
Mattel, Inc.	96,700	2,552,397
		3,837,691
Media - 1.6%
Comcast Corp.:
Class A	2,806,465	70,835,177
Class A (special) (non-vtg.)	732,205	17,243,428
DIRECTV (a)	104,700	5,262,222
Discovery Communications, Inc. Class C (a)	99,500	3,863,585
Lamar Advertising Co. Class A (a)	26,700	775,368
Omnicom Group, Inc.	76,400	3,573,228
The Walt Disney Co.	377,000	15,694,510
Time Warner Cable, Inc.	100,500	7,760,610
Time Warner, Inc.	305,300	11,122,079
		136,130,207
Multiline Retail - 0.4%
Dollar General Corp. (a)	184,000	6,452,880
JCPenney Co., Inc.	300,404	10,643,314
Kohl's Corp.	189,400	10,083,656
Macy's, Inc.	207,900	6,004,152
Target Corp.	61,300	3,036,189
		36,220,191
Specialty Retail - 1.0%
AutoZone, Inc. (a)	22,000	6,468,000
Bed Bath & Beyond, Inc. (a)	153,200	8,255,948
CarMax, Inc. (a)	164,600	4,882,036
Gap, Inc.	80,700	1,565,580
Home Depot, Inc.	958,911	34,789,291
Lowe's Companies, Inc.	348,095	8,403,013
Ross Stores, Inc.	120,000	9,835,200
TJX Companies, Inc.	272,660	14,456,433
		88,655,501
Textiles, Apparel & Luxury Goods - 0.2%
Coach, Inc.	149,400	9,510,804
NIKE, Inc. Class B	68,600	5,793,270
		15,304,074
TOTAL CONSUMER DISCRETIONARY		468,138,501
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 3.8%
Beverages - 0.8%
Molson Coors Brewing Co. Class B	42,958	$ 2,003,991
PepsiCo, Inc.	413,100	29,379,672
The Coca-Cola Co.	593,970	39,683,136
		71,066,799
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	242,100	9,366,849
Kroger Co.	218,300	5,418,206
Sysco Corp.	300,700	9,685,547
Wal-Mart Stores, Inc.	757,845	41,848,201
Walgreen Co.	961,850	41,965,516
Whole Foods Market, Inc.	66,200	4,048,792
		112,333,111
Food Products - 0.4%
Archer Daniels Midland Co.	56,900	1,844,129
General Mills, Inc.	452,070	17,978,824
Kellogg Co.	137,800	7,853,222
Kraft Foods, Inc. Class A	228,500	7,990,645
		35,666,820
Household Products - 0.9%
Colgate-Palmolive Co.	152,500	13,348,325
Energizer Holdings, Inc. (a)	108,230	8,339,122
Kimberly-Clark Corp.	130,300	8,899,490
Procter & Gamble Co.	610,000	40,870,000
		71,456,937
Personal Products - 0.1%
Avon Products, Inc.	239,800	7,124,458
Tobacco - 0.3%
Altria Group, Inc.	195,100	5,474,506
Philip Morris International, Inc.	265,000	19,013,750
		24,488,256
TOTAL CONSUMER STAPLES		322,136,381
ENERGY - 7.0%
Energy Equipment & Services - 0.9%
Baker Hughes, Inc.	148,600	10,985,998
FMC Technologies, Inc. (a)	154,200	6,881,946
Halliburton Co.	96,300	4,829,445
McDermott International, Inc. (a)	68,300	1,449,326
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Noble Corp.	96,300	$ 4,032,081
Schlumberger Ltd.	516,198	44,248,493
		72,427,289
Oil, Gas & Consumable Fuels - 6.1%
Apache Corp.	20,900	2,604,140
Chevron Corp.	733,015	76,900,604
Cimarex Energy Co.	15,200	1,458,136
ConocoPhillips	603,430	44,183,145
CONSOL Energy, Inc.	156,590	8,028,369
Devon Energy Corp.	874,347	73,506,352
El Paso Corp.	1,438,841	30,287,603
EOG Resources, Inc.	429,302	46,854,020
EQT Corp.	50,300	2,725,254
Exxon Mobil Corp.	942,108	78,637,755
Hess Corp.	78,400	6,195,952
Kinder Morgan Holding Co. LLC	1,887,554	55,286,457
Murphy Oil Corp.	105,700	7,281,673
Newfield Exploration Co. (a)	68,600	5,116,874
Occidental Petroleum Corp.	145,000	15,638,250
Peabody Energy Corp.	76,900	4,718,584
Pioneer Natural Resources Co.	361,816	33,221,945
QEP Resources, Inc.	58,500	2,544,750
Range Resources Corp.	63,300	3,539,736
Southwestern Energy Co. (a)	75,800	3,317,766
Spectra Energy Corp.	256,700	7,082,353
Suncor Energy, Inc.	120,800	5,042,943
Valero Energy Corp.	120,300	3,308,250
Williams Companies, Inc.	158,100	4,962,759
		522,443,670
TOTAL ENERGY		594,870,959
FINANCIALS - 7.0%
Capital Markets - 0.8%
Ameriprise Financial, Inc.	41,800	2,559,414
Bank of New York Mellon Corp.	122,500	3,443,475
Charles Schwab Corp.	162,200	2,921,222
Franklin Resources, Inc.	40,300	5,222,074
Goldman Sachs Group, Inc.	99,500	14,002,635
Invesco Ltd.	144,800	3,572,216
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Legg Mason, Inc.	108,100	$ 3,658,104
Morgan Stanley	919,400	22,212,704
Northern Trust Corp.	79,800	3,893,442
State Street Corp.	116,500	5,332,205
		66,817,491
Commercial Banks - 1.8%
BB&T Corp.	311,385	8,575,543
Fifth Third Bancorp	322,600	4,213,156
First Horizon National Corp.	207,900	2,185,029
M&T Bank Corp.	30,300	2,675,490
PNC Financial Services Group, Inc.	136,000	8,489,120
SunTrust Banks, Inc.	65,100	1,831,263
U.S. Bancorp, Delaware	1,202,758	30,790,605
Wells Fargo & Co.	3,275,080	92,914,020
Zions Bancorporation	80,800	1,925,464
		153,599,690
Consumer Finance - 0.9%
American Express Co.	1,349,617	69,640,237
Discover Financial Services	119,800	2,856,032
SLM Corp.	217,200	3,701,088
		76,197,357
Diversified Financial Services - 1.9%
Bank of America Corp.	2,547,700	29,935,475
Citigroup, Inc.	484,930	19,954,870
CME Group, Inc.	14,900	4,257,824
IntercontinentalExchange, Inc. (a)	12,400	1,496,060
JPMorgan Chase & Co.	1,349,220	58,340,273
Moody's Corp.	185,300	7,395,323
NYSE Euronext	1,072,986	39,067,420
		160,447,245
Insurance - 1.1%
ACE Ltd.	45,500	3,131,310
AFLAC, Inc.	90,900	4,344,111
Allstate Corp.	242,500	7,609,650
American International Group, Inc. (a)	148,300	4,226,550
Aon Corp.	184,200	9,606,030
Berkshire Hathaway, Inc. Class B (a)	236,100	18,668,427
Hartford Financial Services Group, Inc.	47,800	1,273,870
Loews Corp.	77,600	3,260,752
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Marsh & McLennan Companies, Inc.	215,500	$ 6,609,385
MetLife, Inc.	262,100	11,558,610
Principal Financial Group, Inc.	78,600	2,457,822
Prudential Financial, Inc.	208,635	13,306,740
The Chubb Corp.	103,100	6,762,329
		92,815,586
Real Estate Investment Trusts - 0.5%
Boston Properties, Inc.	10,100	1,094,335
ProLogis Trust	104,800	1,735,488
Public Storage	19,500	2,307,630
Simon Property Group, Inc.	84,600	9,987,876
Vornado Realty Trust	52,700	5,184,626
Weyerhaeuser Co.	1,175,882	25,328,498
		45,638,453
Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc. Class A (a)	115,700	3,057,951
TOTAL FINANCIALS		598,573,773
HEALTH CARE - 4.5%
Biotechnology - 0.7%
Amgen, Inc. (a)	466,715	28,254,926
Biogen Idec, Inc. (a)	37,800	3,580,794
Celgene Corp. (a)	116,900	7,120,379
Gilead Sciences, Inc. (a)	499,650	20,855,391
		59,811,490
Health Care Equipment & Supplies - 0.5%
Baxter International, Inc.	114,400	6,809,088
Boston Scientific Corp. (a)	181,200	1,301,016
C. R. Bard, Inc.	25,500	2,850,390
Covidien PLC	146,400	8,052,000
DENTSPLY International, Inc.	44,700	1,754,028
Edwards Lifesciences Corp. (a)	43,200	3,833,136
Medtronic, Inc.	120,500	4,904,350
Stryker Corp.	149,400	9,322,560
Zimmer Holdings, Inc. (a)	83,700	5,671,512
		44,498,080
Health Care Providers & Services - 0.6%
AmerisourceBergen Corp.	68,000	2,802,960
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
CIGNA Corp.	49,000	$ 2,444,610
DaVita, Inc. (a)	41,100	3,454,455
Express Scripts, Inc. (a)	115,400	6,873,224
HCA Holdings, Inc.	77,900	2,717,931
Humana, Inc.	12,400	998,572
McKesson Corp.	82,300	7,045,703
Medco Health Solutions, Inc. (a)	75,700	4,531,402
Quest Diagnostics, Inc.	52,000	3,037,840
UnitedHealth Group, Inc.	266,700	13,054,965
WellPoint, Inc.	113,200	8,848,844
		55,810,506
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc. (a)	77,100	3,844,977
Thermo Fisher Scientific, Inc. (a)	111,900	7,323,855
Waters Corp. (a)	23,800	2,345,728
		13,514,560
Pharmaceuticals - 2.5%
Abbott Laboratories	186,200	9,728,950
Allergan, Inc.	56,000	4,632,880
Bristol-Myers Squibb Co.	269,200	7,742,192
Hospira, Inc. (a)	27,400	1,514,946
Johnson & Johnson	727,395	48,946,410
Merck & Co., Inc.	1,039,140	38,188,395
Pfizer, Inc.	4,749,594	101,878,791
		212,632,564
TOTAL HEALTH CARE		386,267,200
INDUSTRIALS - 5.5%
Aerospace & Defense - 1.4%
General Dynamics Corp.	20,200	1,499,244
Goodrich Corp.	19,500	1,702,155
Honeywell International, Inc.	555,100	33,056,205
Lockheed Martin Corp.	38,100	2,967,990
Precision Castparts Corp.	43,267	6,797,246
Raytheon Co.	173,710	8,751,510
Textron, Inc.	129,200	2,956,096
The Boeing Co.	210,800	16,448,724
United Technologies Corp.	527,660	46,312,718
		120,491,888
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	32,600	$ 2,615,172
Expeditors International of Washington, Inc.	18,700	987,734
FedEx Corp.	73,300	6,863,812
United Parcel Service, Inc. Class B	173,700	12,765,213
		23,231,931
Airlines - 0.3%
Delta Air Lines, Inc. (a)	2,079,557	20,961,935
Southwest Airlines Co.	198,600	2,349,438
		23,311,373
Commercial Services & Supplies - 0.1%
Cintas Corp.	49,300	1,619,505
Republic Services, Inc.	151,000	4,759,520
		6,379,025
Construction & Engineering - 0.1%
Fluor Corp.	58,400	4,025,512
Foster Wheeler AG (a)	18,100	620,106
		4,645,618
Electrical Equipment - 0.3%
Cooper Industries PLC Class A	83,700	5,260,545
Emerson Electric Co.	448,570	24,469,494
		29,730,039
Industrial Conglomerates - 1.4%
3M Co.	898,894	84,837,616
General Electric Co.	1,753,400	34,436,776
		119,274,392
Machinery - 0.8%
Caterpillar, Inc.	113,300	11,987,140
Cummins, Inc.	66,800	7,030,032
Danaher Corp.	228,300	12,449,199
Dover Corp.	132,940	8,937,556
Illinois Tool Works, Inc.	385,495	22,096,573
Ingersoll-Rand Co. Ltd.	85,900	4,286,410
Joy Global, Inc.	37,500	3,361,875
Parker Hannifin Corp.	25,200	2,239,020
		72,387,805
Professional Services - 0.6%
Nielsen Holdings B.V. (a)	1,495,578	47,095,751
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Robert Half International, Inc.	35,800	$ 987,006
Verisk Analytics, Inc. (a)	6,024	205,117
		48,287,874
Road & Rail - 0.2%
Norfolk Southern Corp.	58,500	4,288,635
Ryder System, Inc.	37,000	2,035,000
Union Pacific Corp.	136,400	14,317,908
		20,641,543
Trading Companies & Distributors - 0.0%
Fastenal Co.	57,600	1,911,168
TOTAL INDUSTRIALS		470,292,656
INFORMATION TECHNOLOGY - 8.0%
Communications Equipment - 0.8%
Cisco Systems, Inc.	1,420,440	23,863,392
Harris Corp.	85,900	4,246,896
Juniper Networks, Inc. (a)	140,800	5,154,688
Motorola Mobility Holdings, Inc.	129,187	3,247,761
QUALCOMM, Inc.	538,155	31,530,501
		68,043,238
Computers & Peripherals - 1.6%
Apple, Inc. (a)	243,560	84,717,475
Dell, Inc. (a)	538,300	8,655,864
EMC Corp. (a)	759,705	21,628,801
Hewlett-Packard Co.	516,300	19,299,294
SanDisk Corp. (a)	86,500	4,110,480
		138,411,914
Electronic Equipment & Components - 0.9%
Amphenol Corp. Class A	810,537	43,817,630
Corning, Inc.	381,100	7,679,165
TE Connectivity Ltd.	721,501	26,572,882
		78,069,677
Internet Software & Services - 0.6%
Akamai Technologies, Inc. (a)	70,700	2,399,205
AOL, Inc. (a)	211,560	4,351,789
eBay, Inc. (a)	54,500	1,698,765
Google, Inc. Class A (a)	84,415	44,657,223
		53,106,982
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 1.5%
Accenture PLC Class A	45,500	$ 2,611,245
Automatic Data Processing, Inc.	113,500	6,254,985
Computer Sciences Corp.	64,800	2,584,872
Fidelity National Information Services, Inc.	44,700	1,438,446
Fiserv, Inc. (a)	27,300	1,761,396
International Business Machines Corp.	567,885	95,932,813
MasterCard, Inc. Class A	25,900	7,434,595
Paychex, Inc.	24,800	801,040
The Western Union Co.	209,900	4,315,544
Visa, Inc. Class A	68,500	5,552,610
		128,687,546
Office Electronics - 0.0%
Xerox Corp.	289,400	2,954,774
Semiconductors & Semiconductor Equipment - 1.2%
Advanced Micro Devices, Inc. (a)	97,400	845,432
Analog Devices, Inc.	29,600	1,218,632
Applied Materials, Inc.	273,500	3,768,830
Broadcom Corp. Class A	199,200	7,167,216
First Solar, Inc. (a)	6,700	832,475
Intel Corp.	2,097,490	47,214,500
Lam Research Corp. (a)	93,900	4,412,831
Marvell Technology Group Ltd. (a)	325,600	5,287,744
MEMC Electronic Materials, Inc. (a)	32,300	339,796
Micron Technology, Inc. (a)	286,800	2,925,360
NVIDIA Corp. (a)	98,200	1,967,928
Texas Instruments, Inc.	705,147	24,891,689
		100,872,433
Software - 1.4%
Adobe Systems, Inc. (a)	253,600	8,782,168
Autodesk, Inc. (a)	91,200	3,919,776
CA, Inc.	342,900	8,023,860
Check Point Software Technologies Ltd. (a)	13,800	757,896
Electronic Arts, Inc. (a)	69,000	1,684,290
Microsoft Corp.	1,949,200	48,749,492
Oracle Corp.	1,137,945	38,940,478
Red Hat, Inc. (a)	85,900	3,745,240
		114,603,200
TOTAL INFORMATION TECHNOLOGY		684,749,764
Common Stocks - continued
	Shares	Value
MATERIALS - 2.1%
Chemicals - 1.4%
Air Products & Chemicals, Inc.	18,000	$ 1,711,620
Celanese Corp. Class A	380,750	19,833,268
Dow Chemical Co.	137,000	4,949,810
E.I. du Pont de Nemours & Co.	64,800	3,453,840
Eastman Chemical Co.	520,886	55,135,783
Monsanto Co.	280,000	19,891,200
Potash Corp. of Saskatchewan, Inc.	46,200	2,604,308
Praxair, Inc.	68,400	7,239,456
Sherwin-Williams Co.	49,700	4,365,648
		119,184,933
Construction Materials - 0.1%
Vulcan Materials Co.	106,100	4,295,989
Containers & Packaging - 0.1%
Ball Corp.	215,460	8,512,825
Metals & Mining - 0.5%
Barrick Gold Corp.	47,500	2,274,137
Cliffs Natural Resources, Inc.	156,955	14,235,819
Eldorado Gold Corp.	142,200	2,255,652
Freeport-McMoRan Copper & Gold, Inc.	192,100	9,920,044
Newmont Mining Corp.	161,700	9,147,369
Nucor Corp.	76,800	3,251,712
United States Steel Corp.	58,100	2,678,991
		43,763,724
Paper & Forest Products - 0.0%
International Paper Co.	136,000	4,245,920
TOTAL MATERIALS		180,003,391
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	1,935,680	61,090,061
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)	85,000	4,715,800
Crown Castle International Corp. (a)	189,100	7,830,631
Sprint Nextel Corp. (a)	1,296,800	7,586,280
		20,132,711
TOTAL TELECOMMUNICATION SERVICES		81,222,772
Common Stocks - continued
	Shares	Value
UTILITIES - 1.1%
Electric Utilities - 0.4%
American Electric Power Co., Inc.	28,100	$ 1,073,420
Edison International	40,400	1,590,144
Entergy Corp.	98,000	6,678,700
Exelon Corp.	236,000	9,876,600
FirstEnergy Corp.	199,313	8,893,346
NextEra Energy, Inc.	40,400	2,341,180
PPL Corp.	75,400	2,125,526
		32,578,916
Independent Power Producers & Energy Traders - 0.6%
AES Corp. (a)	659,500	8,547,120
Calpine Corp. (a)	2,018,494	31,872,020
Constellation Energy Group, Inc.	173,700	6,458,166
		46,877,306
Multi-Utilities - 0.1%
CenterPoint Energy, Inc.	269,400	5,207,502
Dominion Resources, Inc.	22,700	1,083,244
Sempra Energy	55,000	3,034,350
TECO Energy, Inc.	132,000	2,534,400
		11,859,496
TOTAL UTILITIES		91,315,718
TOTAL COMMON STOCKS (Cost $3,357,975,560)		3,877,571,115
Equity Funds - 48.2%

Large Blend Funds - 43.3%
DWS Growth and Income Fund	3,967,718	70,784,083
Fidelity Dividend Growth Fund (c)	30,125,945	915,527,474
FMI Large Cap Fund	27,754,065	470,153,853
Hartford Capital Appreciation Fund (a)	17,438,398	673,296,534
JPMorgan U.S. Large Cap Core Plus Fund Select Class (d)	72,111,076	1,563,368,130
TOTAL LARGE BLEND FUNDS		3,693,130,074
Large Growth Funds - 4.5%
Fidelity Advisor New Insights Fund Institutional Class (c)	18,146,182	385,969,301
Equity Funds - continued
	Shares	Value
Mid-Cap Blend Funds - 0.4%
Westport Select Cap Fund Class R (a)	1,050,719	$ 29,220,505
TOTAL EQUITY FUNDS (Cost $3,474,927,869)		4,108,319,880
Short-Term Funds - 5.9%

Dreyfus Treasury & Agency Cash Management Institutional Class, 0.01% (b) (Cost $503,645,782)	503,645,782	503,645,782
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $7,336,549,211)		8,489,536,777
NET OTHER ASSETS (LIABILITIES) - 0.4%		34,599,113
NET ASSETS - 100%		$ 8,524,135,890
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
6,640 CME E-mini S&P 500 Index Contracts	June 2011	$ 446,174,800	$ 10,664,112

The face value of futures purchased as a percentage of net assets is 5.2%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
(d) The JPMorgan U.S. Large Cap Core Plus Fund seeks to provide a high total return from a portfolio of selected equity securities which includes both long and short positions.
Affiliated Underlying Funds
Information regarding fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor New Insights Fund Institutional Class	$ -	$ 329,189,165	$ -	$ -	$ 385,969,301
Fidelity Dividend Growth Fund	-	741,223,254	-	3,265,845	915,527,474
Total	$ -	$ 1,070,412,419	$ -	$ 3,265,845	$ 1,301,496,775
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of May 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 10,664,112	$ -
Total Value of Derivatives	$ 10,664,112	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $6,266,136,792)	$ 7,188,040,002
Affiliated issuers (cost $1,070,412,419)	1,301,496,775
Total Investments (cost $7,336,549,211)		$ 8,489,536,777
Segregated cash with broker for futures contracts		29,880,000
Foreign currency held at value (cost $2,733)		2,731
Receivable for investments sold		13,565,337
Receivable for fund shares sold		8,649,842
Dividends receivable		8,751,361
Receivable for daily variation on futures contracts		4,647,998
Total assets		8,555,034,046

Liabilities
Payable for investments purchased	$ 26,111,240
Payable for fund shares redeemed	3,788,810
Accrued management fee	998,106
Total liabilities		30,898,156

Net Assets		$ 8,524,135,890
Net Assets consist of:
Paid in capital		$ 7,196,533,241
Undistributed net investment income		21,271,248
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		142,679,632
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,163,651,769
Net Assets, for 706,628,211 shares outstanding		$ 8,524,135,890
Net Asset Value, offering price and redemption price per share ($8,524,135,890 ÷ 706,628,211 shares)		$ 12.06

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended May 31, 2011

Investment Income
Dividends: Unaffiliated issuers		$ 64,646,235
Affiliated issuers		3,265,845
Total income		67,912,080

Expenses
Management fee	$ 26,151,524
Independent trustees' compensation	49,744
Miscellaneous	17,207
Total expenses before reductions	26,218,475
Expense reductions	(16,216,521)	10,001,954
Net investment income (loss)		57,910,126
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	155,145,219
Foreign currency transactions	302
Futures contracts	654,316
Realized gain distributions from underlying funds:
Affiliated issuers	3,356,672
Total net realized gain (loss)		159,156,509
Change in net unrealized appreciation (depreciation) on: Investment securities	1,214,893,142
Assets and liabilities in foreign currencies	91
Futures contracts	10,664,112
Total change in net unrealized appreciation (depreciation)		1,225,557,345
Net gain (loss)		1,384,713,854
Net increase (decrease) in net assets resulting from operations		$ 1,442,623,980

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended May 31, 2011	For the period December 30, 2009 (commencement of operations) to May 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 57,910,126	$ 7,466,645
Net realized gain (loss)	159,156,509	(1,972,052)
Change in net unrealized appreciation (depreciation)	1,225,557,345	(61,905,576)
Net increase (decrease) in net assets resulting from operations	1,442,623,980	(56,410,983)
Distributions to shareholders from net investment income	(43,385,873)	-
Distributions to shareholders from net realized gain	(8,973,498)	-
Total distributions	(52,359,371)	-
Share transactions Proceeds from sales of shares	5,515,866,390	2,920,061,739
Reinvestment of distributions	52,231,913	-
Cost of shares redeemed	(1,096,855,172)	(201,022,606)
Net increase (decrease) in net assets resulting from share transactions	4,471,243,131	2,719,039,133
Total increase (decrease) in net assets	5,861,507,740	2,662,628,150

Net Assets
Beginning of period	2,662,628,150	-
End of period (including undistributed net investment income of $21,271,248 and undistributed net investment income of $7,466,532, respectively)	$ 8,524,135,890	$ 2,662,628,150
Other Information Shares
Sold	527,189,080	293,192,372
Issued in reinvestment of distributions	4,812,883	-
Redeemed	(98,784,899)	(19,781,225)
Net increase (decrease)	433,217,064	273,411,147

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

	Year ended May 31,	Period ended May 31,
	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10	.03
Net realized and unrealized gain (loss)	2.32	(.29)
Total from investment operations	2.42	(.26)
Distributions from net investment income	(.08)	-
Distributions from net realized gain	(.02)	-
Total distributions	(.10)	-
Net asset value, end of period	$ 12.06	$ 9.74
Total Return B,C	24.93%	(2.60)%
Ratios to Average Net Assets F
Expenses before reductions	.41%	.43% A
Expenses net of fee waivers, if any	.15%	.18% A
Expenses net of all reductions	.15%	.18% A
Net investment income (loss)	.90%	.77% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,524,136	$ 2,662,628
Portfolio turnover rate G	54%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 30, 2009 (commencement of operations) to May 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amounts do not include the portfolio activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended May 31, 2011

1. Organization.

Strategic Advisers Core Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Dividend and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of May 31, 2011, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures transactions, foreign currency transactions and losses deferred due to wash sales.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,199,664,556
Gross unrealized depreciation	(56,850,226)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,142,814,330
Tax Cost	$ 7,346,722,447

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 133,873,535
Undistributed long-term capital gain	$ 50,914,693
Net unrealized appreciation (depreciation)	$ 1,142,814,421

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be May 31, 2012.

The tax character of distributions paid was as follows:

	May 31, 2011	May 31, 2010
Ordinary Income	$ 52,359,371	$ -

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Annual Report

Notes to Financial Statements - continued

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements

Annual Report

3. Derivative Instruments - continued

Futures Contracts - continued

are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $654,316 and a change in net unrealized appreciation (depreciation) of $10,664,112 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $7,329,655,354 and $3,323,142,861, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average daily net assets throughout the month payable to Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average daily net assets. For the period, the total annual management fee rate was .41% of the Fund's average net assets. Strategic Advisers pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. The management fee paid to Strategic Advisers by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Strategic Advisers has contractually agreed to waive .25% of its management fee until May 31, 2013.

Sub-Advisers. First Eagle Investment Management, LLC, Lazard Asset Management, LLC and T. Rowe Price Associates, Inc. each serve as a sub-adviser for the Fund. Each sub-adviser provides discretionary investment advisory services for its allocated portion of the Fund's assets and is paid by Strategic Advisers and not the Fund for providing these services.

Pyramis Global Advisors, LLC (Pyramis), an affiliate of Strategic Advisers, has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, Pyramis has not been allocated any portion of the Fund's assets. Pyramis in the future

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Sub-Advisers - continued

may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by Strategic Advisers for providing these services.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $100,227 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $17,207 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

In addition to Strategic Advisers waiving a portion of its management fee, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, this waiver and credits reduced the Fund's management fee by $16,216,221 and $300, respectively.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Rutland Square Trust II and the Shareholders of Strategic Advisers Core Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Strategic Advisers Core Fund (a fund of Fidelity Rutland Square Trust II) at May 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Strategic Advisers Core Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2011 by correspondence with the custodian, brokers and transfer agent, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 14, 2011

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. If the interests of the fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Member of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Member of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for Boyce I. Greer, each of the Trustees oversees 17 funds advised by Strategic Advisers or an affiliate. Mr. Greer oversees 19 funds advised by Strategic Advisers or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each Trustee who is not an interested person (as defined in the 1940 Act) is referred to herein as an Independent Trustee.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee may also engage professional search firms to help identify potential Independent Trustee candidates with experience, qualifications, attributes, and skills consistent with the Statement of Policy. Additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, may be considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

Trustees and Officers - continued

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Roger T. Servison is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ralph F. Cox serves as the lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees asset allocation funds dedicated to Strategic Advisers' discretionary asset management programs, as well as the Fidelity enhanced index funds. Other boards oversee Fidelity's investment-grade bond, money market, and asset allocation funds and Fidelity's equity and high income funds. The fund may invest in Fidelity funds overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues.

The Trustees primarily operate as a full Board, but also operate in committees, to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board has charged Strategic Advisers and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through Strategic Advisers, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. Board oversight of different aspects of the fund's activities is exercised primarily through the full Board, but also through the Audit Committee. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Roger T. Servison (65)

Year of Election or Appointment: 2006

Mr. Servison is Chairman of the Board of Trustees. Mr. Servison serves as President of Strategic New Business Development for Fidelity Investments and serves as a Director of Strategic Advisers. Previously, Mr. Servison oversaw Fidelity Investments Life Insurance Company (2005-2006) and Strategic Advisers (2005-2007). Mr. Servison also served as President and a Director of Fidelity Brokerage Services (Japan), LLC (1994-2004).

Boyce I. Greer (55)

Year of Election or Appointment: 2009

Mr. Greer is head of Institutional Investments for Fidelity Asset Management and Vice Chairman of Pyramis Global Advisors, LLC (2011-present), President and a Director of Strategic Advisers, Inc. and Global Asset Allocation (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and serves as Vice President of a number of Fidelity funds (2005-present). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolios (2003-present), President of the Asset Allocation Division (2008-present), President of FIMM 130/30 LLC (2008-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009), and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with Strategic Advisers.

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Peter C. Aldrich (67)

Year of Election or Appointment: 2006

Mr. Aldrich is a Director of the National Bureau of Economic Research and a Director of the funds of BlackRock Realty Group (2006-present). Previously, Mr. Aldrich served as a Trustee for the Fidelity Rutland Square Trust (2005-2010), a Managing Member of Poseidon, LLC (foreign private investment, 1998-2004), and Chairman and Managing Member of AEGIS, LLC (foreign private investment, 1997-2004). Mr. Aldrich also served as Faculty Chairman of The Research Council on Global Investment of The Conference Board (business and professional education non-profit, 1999-2004). Mr. Aldrich is a Member of the Boards of Trustees of the Museum of Fine Arts Boston and Massachusetts Eye and Ear Infirmary.

Ralph F. Cox (78)

Year of Election or Appointment: 2006

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Mr. Cox is a Director of Abraxas Petroleum (exploration and production). Mr. Cox is a member of the Advisory Boards of the Business and Engineering Schools of Texas A&M University and the Engineering School of University of Texas at Austin, and is an Advisory Director of CH2M Hill Companies (engineering). Previously, Mr. Cox served as a Trustee for the Fidelity Rutland Square Trust (2005-2010). Mr. Ralph F. Cox and Mr. Howard E. Cox, Jr. are not related.

Karen Kaplan (51)

Year of Election or Appointment: 2007

Ms. Kaplan is President of Hill Holliday (advertising and specialized marketing, 2007-present). Ms. Kaplan is a Director of DSM (dba Delta Dental, Doral, and DentaQuest) (2004-present), Member of the board of Governors of the Chief Executives' Club of Boston (2010-present), Member of the board of the Massachusetts Conference for Women (2008-present), and Director of the Executive Committee of the Greater Boston Chamber of Commerce (2006-present). She is also a member of the Clinton Global Initiative, an action oriented community of the most effective CEOs, heads of state, Nobel Prize winners, and non-governmental leaders in the world. Previously, Ms. Kaplan served as an Advisory Board Member of Fidelity Rutland Square Trust (2006-2010), President of the Massachusetts Women's Forum (2008-2010), Treasurer of the Massachusetts Women's Forum (2002-2006), Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children (2003-2010), Director of United Way of Massachusetts Bay (2004-2006), Director of ADVO (direct mail marketing, 2003-2007), and Director of Tweeter Home Entertainment Group (2006-2007).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Howard E. Cox, Jr. may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Howard E. Cox, Jr. (67)

Year of Election or Appointment: 2009

Member of the Advisory Board of Fidelity Rutland Square Trust II. Mr. Cox is a Member of the Advisory Board of Devonshire Investors (2009-present). Mr. Cox serves as an Advisory Partner of Greylock (venture capital) and a Director of Stryker Corporation (medical products and services). Previously, Mr. Cox served as an Advisory Board Member of Fidelity Rutland Square Trust (2006-2010) and a Member of the Secretary of Defense's Business Board of Directors (2008-2010). Mr. Howard E. Cox, Jr. and Mr. Ralph F. Cox are not related.

Kenneth B. Robins (41)

Year of Election or Appointment: 2010

President and Treasurer of the fund. Mr. Robins also serves as President and Treasurer of other Fidelity Equity and High Income Funds (2008-present) and Assistant Treasurer of other Fidelity Fixed Income and Asset Allocation Funds (2009-present). Mr. Robins is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Marc Bryant (45)

Year of Election or Appointment: 2010

Secretary and Chief Legal Officer of the fund. Senior Vice President and Deputy General Counsel of Fidelity Investments. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the fund. Ms. Laurent also serves as AML Officer of the Fidelity funds (2008-present) and The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Nicholas E. Steck (47)

Year of Election or Appointment: 2009

Chief Financial Officer of the fund. Mr. Steck serves as Senior Vice President of Fidelity Pricing and Cash Management Services (2008-present) and is an employee of Fidelity Investments. During the period 2002 to 2009, Mr. Steck served as a Compliance Officer of FMR, Fidelity Investments Money Management, Inc., FMR LLC, Fidelity Research & Analysis (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.

Laura M. Doherty (42)

Year of Election or Appointment: 2009

Chief Compliance Officer of the fund. Ms. Doherty also serves as Senior Vice President of the Office of the Chief Compliance Officer (2008-present). Previously, Ms. Doherty served as a Vice President in Fidelity's Corporate Audit department (1998-2008).

James R. Rooney (52)

Year of Election or Appointment: 2007

Assistant Treasurer of the fund. Mr. Rooney is an employee of FMR and also serves as Assistant Treasurer of other Strategic Advisers funds (2007-present). Previously, Mr. Rooney was a Vice President with Wellington Management Company, LLP (2001-2007) and an employee of Strategic Advisers (2007-2009).

Margaret A. Carey (37)

Year of Election or Appointment: 2009

Assistant Secretary of the fund. Ms. Carey is also Assistant Secretary of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments (2004-present).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Strategic Advisers Core Fund voted to pay on July 11, 2011, to shareholders of record at the opening of business on July 8, 2011, a distribution of $0.230 per share derived from capital gains realized from sales of portfolio securities and a dividend of $0.030 per share from net investment income.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended May 31, 2011, $50,914,693, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 71% and 100% of the dividends distributed in July and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

First Eagle Investment Management, LLC

Lazard Asset Management, LLC

Pyramis Global Advisors, LLC

T. Rowe Price Associates, Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

SAI-COR-UANN-0711
1.922644.101

Strategic Advisers®
Growth Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Annual Report

May 31, 2011

Strategic Advisers, Inc.
A Fidelity Investments Company

Contents

Management's Discussion of Fund Performance	<Click Here>	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of the fund's holdings.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The 12-month period ending May 31, 2011, marked another good stretch for major equity markets, extending a rally that began more than two years ago. Despite early-period volatility due to concern about the debt crisis in Europe and a potential double-dip recession in the U.S., stocks regained strength in late summer and the fall, fueled by better-than-expected corporate earnings, encouraging economic activity, stimulative tax policies and the Federal Reserve's second round of quantitative easing involving the purchase of U.S. Treasuries. Later, some long-awaited improvement in the job market was also somewhat heartening, but investors remained concerned that it was still too weak to support sustained economic growth. For the full period, the large-cap proxy S&P 500® Index was up 25.95%, while the blue-chip-laden Dow Jones Industrial AverageSM rose 27.30% and the technology-focused Nasdaq Composite® Index added 26.78%. Within the S&P 500®, economically sensitive sectors achieved significant gains, led by energy (+47%) and materials (+36%). Telecommunication services stocks also rose sharply (+40%), while financials (+9%) was the only sector to fall short of double digits. On the capitalization spectrum, stocks of mid-cap companies topped their small- and large-cap counterparts, with the Russell Midcap® Index advancing 32.59%.

Comments from John Stone and Barry Golden, Co-Portfolio Managers of Strategic Advisers® Growth Fund: From its inception on June 2, 2010, through May 31, 2011, Strategic Advisers® Growth Fund (the Fund) advanced 27.03%, but trailed the 28.08% gain of the Russell 1000® Growth Index. Relative to the benchmark, a manager that follows an aggressive, opportunistic strategy was a top contributor, thanks to solid technology stock selection in such cutting-edge areas as cloud computing. The Fund also benefited from a mid-cap growth manager that outperformed the index by a sizable margin. An all-cap manager was another contributor, because of strong stock picking among fast-growing mid-cap companies. On the downside, two managers that focus on companies with superior quality metrics detracted since their investment style was out of favor during the period. In addition, a valuation-focused manager that looks to identify growth opportunities trading at reasonable valuations also hampered performance because it did not hold many of the smaller, high-growth companies that led the market. Lastly, a momentum-oriented manager with a quantitative investment process proved disappointing, primarily due to weak security selection. This manager's risk controls also kept it from owning aggressive-growth stocks that it deemed overpriced.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Actual	.40%	$ 1,000.00	$ 1,145.40	$ 2.14
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,022.94	$ 2.02

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Morgan Stanley Institutional Fund Trust Mid Cap Growth Portfolio Advisor Shares	7.9	8.8
Fidelity Growth Company Fund	5.7	5.6
Aston/Montag & Caldwell Growth Fund Class N	4.1	4.4
Apple, Inc.	2.9	3.1
Oracle Corp.	2.5	2.2
Google, Inc. Class A	2.1	2.7
QUALCOMM, Inc.	2.1	1.7
Columbia Select Large Capital Growth Fund Class Z	1.9	0.0
Energy Select Sector SPDR ETF	1.8	0.0
Schlumberger Ltd.	1.3	1.4
	32.3
Top Five Market Sectors as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.4	26.0
Consumer Discretionary	12.5	14.0
Industrials	9.3	10.6
Health Care	7.8	7.5
Energy	7.5	6.0
Asset Allocation (% of fund's net assets)
As of May 31, 2011*		As of November 30, 2010**
	Common Stocks 72.6%		Common Stocks 78.4%
	Large Growth Funds 12.5%		Large Growth Funds 11.6%
	Mid-Cap Growth Funds 7.9%		Mid-Cap Growth Funds 8.8%
	Sector Funds 1.8%		Sector Funds 0.0%
	Short-Term Investments and Net Other Assets 5.2%		Short-Term Investments and Net Other Assets 1.2%
* Foreign investments	2.9%	** Foreign investments	3.3%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Annual Report

Investments May 31, 2011

Showing Percentage of Net Assets

Common Stocks - 72.6%
	Shares	Value
CONSUMER DISCRETIONARY - 12.5%
Auto Components - 1.0%
BorgWarner, Inc. (a)	397,400	$ 28,815,474
Gentex Corp.	458,250	13,449,638
TRW Automotive Holdings Corp. (a)	502,260	28,563,526
		70,828,638
Automobiles - 0.8%
Ford Motor Co. (a)	2,424,500	36,173,540
General Motors Co.	476,800	15,167,008
		51,340,548
Diversified Consumer Services - 0.2%
Apollo Group, Inc. Class A (non-vtg.) (a)	74,200	3,050,362
H&R Block, Inc.	520,600	8,433,720
		11,484,082
Hotels, Restaurants & Leisure - 2.9%
Ctrip.com International Ltd. sponsored ADR (a)	294,900	13,270,500
Las Vegas Sands Corp. (a)	456,400	18,958,856
McDonald's Corp.	437,400	35,665,596
Starbucks Corp.	975,673	35,895,010
Starwood Hotels & Resorts Worldwide, Inc.	576,423	35,150,275
Wynn Resorts Ltd.	312,673	45,812,848
Yum! Brands, Inc.	274,800	15,201,936
		199,955,021
Household Durables - 0.1%
Harman International Industries, Inc.	135,150	6,483,146
Internet & Catalog Retail - 1.5%
Amazon.com, Inc. (a)	289,730	56,986,994
Expedia, Inc.	565,860	15,849,739
Netflix, Inc. (a)	25,400	6,878,320
Priceline.com, Inc. (a)	38,240	19,700,866
		99,415,919
Media - 2.0%
CBS Corp. Class B	1,068,350	29,860,383
DIRECTV (a)	432,800	21,752,528
Discovery Communications, Inc. (a)	131,750	5,739,030
Omnicom Group, Inc.	378,070	17,682,334
Scripps Networks Interactive, Inc. Class A	269,200	13,575,756
The Walt Disney Co.	931,047	38,759,487
Time Warner Cable, Inc.	157,100	12,131,262
		139,500,780
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.8%
Dollar General Corp. (a)	394,400	$ 13,831,608
Dollar Tree, Inc. (a)	247,300	15,762,902
Macy's, Inc.	585,200	16,900,576
Target Corp.	202,700	10,039,731
		56,534,817
Specialty Retail - 2.7%
AutoZone, Inc. (a)	101,400	29,811,600
Best Buy Co., Inc.	402,600	12,786,576
Foot Locker, Inc.	248,000	6,185,120
Home Depot, Inc.	720,660	26,145,545
O'Reilly Automotive, Inc. (a)	474,950	28,549,245
PetSmart, Inc.	130,000	5,889,000
Ross Stores, Inc.	176,000	14,424,960
Signet Jewelers Ltd. (a)	216,200	9,947,362
Staples, Inc.	604,740	10,171,727
Tiffany & Co., Inc.	158,950	12,026,157
TJX Companies, Inc.	526,680	27,924,574
		183,861,866
Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc.	321,680	20,478,149
NIKE, Inc. Class B	141,560	11,954,742
		32,432,891
TOTAL CONSUMER DISCRETIONARY		851,837,708
CONSUMER STAPLES - 5.2%
Beverages - 0.9%
PepsiCo, Inc.	680,540	48,400,005
The Coca-Cola Co.	214,860	14,354,797
		62,754,802
Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	177,100	14,607,208
CVS Caremark Corp.	829,440	32,091,034
		46,698,242
Food Products - 1.6%
Corn Products International, Inc.	359,700	20,405,781
Green Mountain Coffee Roasters, Inc. (a)	204,500	16,844,665
Hershey Co.	206,000	11,480,380
Kellogg Co.	215,030	12,254,560
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc. Class A	580,890	$ 20,313,723
Mead Johnson Nutrition Co. Class A	187,500	12,710,625
Tyson Foods, Inc. Class A	828,400	15,756,168
		109,765,902
Personal Products - 0.6%
Estee Lauder Companies, Inc. Class A	367,283	37,650,180
Tobacco - 1.4%
Lorillard, Inc.	111,800	12,888,304
Philip Morris International, Inc.	1,123,250	80,593,188
		93,481,492
TOTAL CONSUMER STAPLES		350,350,618
ENERGY - 7.5%
Energy Equipment & Services - 3.4%
Cameron International Corp. (a)	364,960	17,393,994
FMC Technologies, Inc. (a)	616,700	27,523,321
Halliburton Co.	1,018,499	51,077,725
McDermott International, Inc. (a)	475,700	10,094,354
National Oilwell Varco, Inc.	507,898	36,863,237
Schlumberger Ltd.	1,024,377	87,809,596
		230,762,227
Oil, Gas & Consumable Fuels - 4.1%
Alpha Natural Resources, Inc. (a)	444,420	24,349,772
Chevron Corp.	640,530	67,198,002
Concho Resources, Inc. (a)	227,000	21,476,470
ConocoPhillips	322,200	23,591,484
Exxon Mobil Corp.	543,900	45,399,333
Holly Corp.	92,700	5,776,137
Murphy Oil Corp.	126,100	8,687,029
Occidental Petroleum Corp.	510,740	55,083,309
Petrohawk Energy Corp. (a)	478,920	12,677,012
Valero Energy Corp.	672,700	18,499,250
		282,737,798
TOTAL ENERGY		513,500,025
FINANCIALS - 3.8%
Capital Markets - 2.1%
Charles Schwab Corp.	2,081,630	37,490,156
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Franklin Resources, Inc.	155,200	$ 20,110,816
T. Rowe Price Group, Inc.	546,766	34,610,288
TD Ameritrade Holding Corp.	2,427,930	52,321,892
		144,533,152
Commercial Banks - 0.2%
Wells Fargo & Co.	483,660	13,721,434
Consumer Finance - 0.2%
Capital One Financial Corp.	218,300	11,862,422
Diversified Financial Services - 1.3%
CME Group, Inc.	91,910	26,264,202
IntercontinentalExchange, Inc. (a)	128,500	15,503,525
JPMorgan Chase & Co.	1,061,467	45,897,833
		87,665,560
TOTAL FINANCIALS		257,782,568
HEALTH CARE - 7.8%
Biotechnology - 0.6%
Amgen, Inc. (a)	191,900	11,617,626
Gilead Sciences, Inc. (a)	629,890	26,291,609
		37,909,235
Health Care Equipment & Supplies - 1.6%
Baxter International, Inc.	364,230	21,678,970
Cooper Companies, Inc.	235,100	17,611,341
Edwards Lifesciences Corp. (a)	89,600	7,950,208
Intuitive Surgical, Inc. (a)	47,562	16,599,138
Medtronic, Inc.	567,400	23,093,180
St. Jude Medical, Inc.	209,400	10,610,298
Varian Medical Systems, Inc. (a)	187,200	12,643,488
		110,186,623
Health Care Providers & Services - 2.7%
Aetna, Inc.	463,970	20,266,210
Cardinal Health, Inc.	398,000	18,077,160
CIGNA Corp.	383,900	19,152,771
Express Scripts, Inc. (a)	659,100	39,255,996
McKesson Corp.	184,400	15,786,484
UnitedHealth Group, Inc.	802,900	39,301,955
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Universal Health Services, Inc. Class B	152,900	$ 8,331,521
WellPoint, Inc.	299,800	23,435,366
		183,607,463
Health Care Technology - 0.2%
Cerner Corp. (a)	125,000	15,012,500
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc. (a)	181,927	11,907,122
Pharmaceuticals - 2.5%
Allergan, Inc.	631,659	52,257,149
Endo Pharmaceuticals Holdings, Inc. (a)	458,800	19,099,844
Merck & Co., Inc.	507,550	18,652,463
Mylan, Inc. (a)	543,000	12,784,935
Perrigo Co.	98,400	8,419,104
Pfizer, Inc.	1,390,640	29,829,228
Shire PLC sponsored ADR	215,400	20,590,086
Watson Pharmaceuticals, Inc. (a)	134,200	8,635,770
		170,268,579
TOTAL HEALTH CARE		528,891,522
INDUSTRIALS - 9.3%
Aerospace & Defense - 3.1%
Goodrich Corp.	183,500	16,017,715
Honeywell International, Inc.	631,830	37,625,477
Huntington Ingalls Industries, Inc. (a)	35,783	1,308,597
Lockheed Martin Corp.	255,540	19,906,566
Northrop Grumman Corp.	214,700	14,017,763
Precision Castparts Corp.	238,491	37,466,936
The Boeing Co.	302,400	23,596,272
United Technologies Corp.	695,660	61,058,078
		210,997,404
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	191,700	15,378,174
Expeditors International of Washington, Inc.	329,400	17,398,908
United Parcel Service, Inc. Class B	156,100	11,471,789
		44,248,871
Commercial Services & Supplies - 0.1%
Stericycle, Inc. (a)	81,050	7,220,745
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 0.6%
Fluor Corp.	334,100	$ 23,029,513
KBR, Inc.	415,400	15,502,728
		38,532,241
Electrical Equipment - 0.2%
Emerson Electric Co.	274,466	14,972,120
Industrial Conglomerates - 0.2%
Tyco International Ltd.	242,700	11,977,245
Machinery - 3.4%
Caterpillar, Inc.	660,620	69,893,596
Danaher Corp.	1,089,499	59,410,380
Deere & Co.	406,700	35,008,736
Eaton Corp.	220,500	11,393,235
Illinois Tool Works, Inc.	409,900	23,495,468
Navistar International Corp. (a)	118,200	7,785,834
Parker Hannifin Corp.	108,200	9,613,570
Timken Co.	246,100	12,703,682
		229,304,501
Road & Rail - 1.1%
CSX Corp.	145,700	11,554,010
Norfolk Southern Corp.	163,200	11,964,192
Union Pacific Corp.	500,900	52,579,473
		76,097,675
TOTAL INDUSTRIALS		633,350,802
INFORMATION TECHNOLOGY - 23.4%
Communications Equipment - 3.1%
Cisco Systems, Inc.	3,075,340	51,665,712
Juniper Networks, Inc. (a)	583,750	21,371,088
QUALCOMM, Inc.	2,392,580	140,181,262
		213,218,062
Computers & Peripherals - 4.8%
Apple, Inc. (a)	568,394	197,704,485
EMC Corp. (a)	1,282,600	36,515,622
Hewlett-Packard Co.	1,650,420	61,692,700
NetApp, Inc. (a)	393,498	21,551,885
Western Digital Corp. (a)	288,570	10,576,091
		328,040,783
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.9%
Avnet, Inc. (a)	162,500	$ 5,882,500
AVX Corp.	436,100	6,859,853
Corning, Inc.	1,730,410	34,867,762
Vishay Intertechnology, Inc. (a)	857,800	13,613,286
		61,223,401
Internet Software & Services - 2.6%
Baidu.com, Inc. sponsored ADR (a)	136,100	18,470,131
Google, Inc. Class A (a)	268,147	141,855,126
VeriSign, Inc.	368,800	12,915,376
Yandex NV	32,500	1,087,125
		174,327,758
IT Services - 2.5%
Accenture PLC Class A	332,800	19,099,392
Cognizant Technology Solutions Corp. Class A (a)	994,570	75,627,103
International Business Machines Corp.	145,800	24,629,994
MasterCard, Inc. Class A	42,600	12,228,330
Visa, Inc. Class A	467,221	37,872,934
		169,457,753
Semiconductors & Semiconductor Equipment - 3.2%
Altera Corp.	351,400	16,898,826
Analog Devices, Inc.	404,650	16,659,441
Applied Materials, Inc.	1,209,290	16,664,016
ARM Holdings PLC sponsored ADR	320,100	9,138,855
Broadcom Corp. Class A	225,369	8,108,777
Fairchild Semiconductor International, Inc. (a)	370,900	6,691,036
Intel Corp.	1,060,500	23,871,855
Lam Research Corp. (a)	379,350	17,827,553
Microchip Technology, Inc.	1,247,167	49,300,512
Micron Technology, Inc. (a)	1,092,900	11,147,580
Texas Instruments, Inc.	498,400	17,593,520
Xilinx, Inc.	547,040	19,518,387
		213,420,358
Software - 6.3%
Adobe Systems, Inc. (a)	584,220	20,231,539
Autodesk, Inc. (a)	431,800	18,558,764
BMC Software, Inc. (a)	475,120	26,525,950
Citrix Systems, Inc. (a)	268,200	23,499,684
Intuit, Inc. (a)	627,400	33,860,778
Microsoft Corp.	1,261,200	31,542,612
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp.	5,071,020	$ 173,530,304
salesforce.com, Inc. (a)	218,500	33,268,810
Symantec Corp. (a)	522,200	10,209,010
Synopsys, Inc. (a)	1,162,380	31,779,469
VMware, Inc. Class A (a)	286,436	27,875,952
		430,882,872
TOTAL INFORMATION TECHNOLOGY		1,590,570,987
MATERIALS - 2.8%
Chemicals - 1.8%
Ashland, Inc.	318,250	21,749,205
E.I. du Pont de Nemours & Co.	295,300	15,739,490
Ecolab, Inc.	333,714	18,314,224
Monsanto Co.	289,671	20,578,228
PPG Industries, Inc.	204,860	18,171,082
Praxair, Inc.	278,428	29,468,820
		124,021,049
Containers & Packaging - 0.1%
Ball Corp.	187,200	7,396,272
Crown Holdings, Inc. (a)	44,600	1,811,206
		9,207,478
Metals & Mining - 0.6%
Cliffs Natural Resources, Inc.	180,710	16,390,397
Freeport-McMoRan Copper & Gold, Inc.	169,900	8,773,636
Walter Energy, Inc.	110,400	13,750,320
		38,914,353
Paper & Forest Products - 0.3%
Domtar Corp.	159,100	16,304,568
TOTAL MATERIALS		188,447,448
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)	405,000	22,469,400
TOTAL COMMON STOCKS (Cost $4,177,055,757)		4,937,201,078
Equity Funds - 22.2%
	Shares	Value
Large Growth Funds - 12.5%
Aston/Montag & Caldwell Growth Fund Class N	10,946,662	$ 279,468,290
Columbia Select Large Capital Growth Fund Class Z (a)	9,135,644	129,360,716
Fidelity Growth Company Fund (c)	4,156,724	385,577,701
iShares Russell 1000 Growth Index ETF	98,074	6,058,031
PRIMECAP Odyssey Growth Fund	2,820,860	48,067,462
TOTAL LARGE GROWTH FUNDS		848,532,200
Mid-Cap Growth Funds - 7.9%
Morgan Stanley Institutional Fund Trust Mid Cap Growth Portfolio Advisor Shares	13,187,490	538,313,312
Sector Funds - 1.8%
Energy Select Sector SPDR ETF	1,550,600	119,566,766
TOTAL EQUITY FUNDS (Cost $1,272,046,334)		1,506,412,278
Short-Term Funds - 5.0%

Dreyfus Treasury & Agency Cash Management Institutional Class, 0.01% (b) (Cost $341,869,548)	341,869,548	341,869,548
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $5,790,971,639)		6,785,482,904
NET OTHER ASSETS (LIABILITIES) - 0.2%		14,987,632
NET ASSETS - 100%		$ 6,800,470,536
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
4,060 CME E-mini S&P 500 Index Contracts	June 2011	$ 272,811,700	$ 6,232,086

The face value of futures purchased as a percentage of net assets is 4%
Security Type Abbreviations
ETF - Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Growth Company Fund	$ -	$ 324,370,438	$ -	$ 9,853	$ 385,577,701
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of May 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 6,232,086	$ -
Total Value of Derivatives	$ 6,232,086	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,466,601,201)	$ 6,399,905,203
Affiliated issuers (cost $324,370,438)	385,577,701
Total Investments (cost $5,790,971,639)		$ 6,785,482,904
Segregated cash with broker for futures contracts		17,905,500
Cash		23,736
Receivable for investments sold		13,946,694
Receivable for fund shares sold		6,903,589
Dividends receivable		6,760,709
Receivable for daily variation on futures contracts		2,807,126
Prepaid expenses		41,196
Total assets		6,833,871,454

Liabilities
Payable for investments purchased	$ 27,300,539
Payable for fund shares redeemed	2,962,359
Accrued management fee	1,071,402
Other affiliated payables	1,347,498
Other payables and accrued expenses	719,120
Total liabilities		33,400,918

Net Assets		$ 6,800,470,536
Net Assets consist of:
Paid in capital		$ 5,744,726,214
Undistributed net investment income		10,665,699
Accumulated undistributed net realized gain (loss) on investments		44,335,272
Net unrealized appreciation (depreciation) on investments		1,000,743,351
Net Assets, for 536,552,467 shares outstanding		$ 6,800,470,536
Net Asset Value, offering price and redemption price per share ($6,800,470,536 ÷ 536,552,467 shares)		$ 12.67

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

For the period June 2, 2010 (commencement of operations) to May 31, 2011

Investment Income
Dividends: Unaffiliated issuers		$ 43,864,029
Affiliated issuers		9,853
Total income		43,873,882

Expenses
Management fee	$ 19,686,296
Transfer agent fees	7,412,856
Accounting fees and expenses	900,241
Custodian fees and expenses	75,527
Independent trustees' compensation	29,155
Registration fees	1,101,231
Audit	46,450
Legal	54,524
Miscellaneous	31,124
Total expenses before reductions	29,337,404
Expense reductions	(10,569,289)	18,768,115
Net investment income (loss)		25,105,767
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	43,659,850
Futures contracts	504,057
Realized gain distributions from underlying funds:
Unaffiliated issuers	442,446
Total net realized gain (loss)		44,606,353
Change in net unrealized appreciation (depreciation) on: Investment securities	994,511,265
Futures contracts	6,232,086
Total change in net unrealized appreciation (depreciation)		1,000,743,351
Net gain (loss)		1,045,349,704
Net increase (decrease) in net assets resulting from operations		$ 1,070,455,471

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

For the period June 2, 2010 (commencement of operations) to May 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,105,767
Net realized gain (loss)	44,606,353
Change in net unrealized appreciation (depreciation)	1,000,743,351
Net increase (decrease) in net assets resulting from operations	1,070,455,471
Distributions to shareholders from net investment income	(14,392,880)
Share transactions Proceeds from sales of shares	6,324,700,769
Reinvestment of distributions	14,361,138
Cost of shares redeemed	(594,653,962)
Net increase (decrease) in net assets resulting from share transactions	5,744,407,945
Total increase (decrease) in net assets	6,800,470,536

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $10,665,699)	$ 6,800,470,536
Other Information Shares
Sold	587,138,724
Issued in reinvestment of distributions	1,229,550
Redeemed	(51,815,807)
Net increase (decrease)	536,552,467

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Period ended May 31,
2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.07
Net realized and unrealized gain (loss)	2.63
Total from investment operations	2.70
Distributions from net investment income	(.03)
Net asset value, end of period	$ 12.67
Total Return B,C	27.03%
Ratios to Average Net Assets F
Expenses before reductions	.70% A
Expenses net of fee waivers, if any	.45% A
Expenses net of all reductions	.45% A
Net investment income (loss)	.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,800,471
Portfolio turnover rate G	47% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period June 2, 2010 (commencement of operations) to May 31, 2011.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended May 31, 2011

1. Organization.

Strategic Advisers Growth Fund (the Fund) is a non-diversified fund of Fidelity Rutland Square Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

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2. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends

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Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Dividend and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of May 31, 2011, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions and losses deferred due to wash sales.

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2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,043,859,452
Gross unrealized depreciation	(60,051,530)
Net unrealized appreciation (depreciation) on securities and other investments	$ 983,807,922
Tax Cost	$ 5,801,674,982

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 67,452,268
Undistributed long-term capital gain	$ 4,484,131
Net unrealized appreciation (depreciation)	$ 983,807,922

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be May 31, 2012.

The tax character of distributions paid was as follows:

May 31, 2011
Ordinary Income	$ 14,392,880

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

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Notes to Financial Statements - continued

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements

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3. Derivative Instruments - continued

Futures Contracts - continued

are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $504,057 and a change in net unrealized appreciation (depreciation) of $6,232,086 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $7,450,487,291 and $2,043,490,724, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average daily net assets throughout the month payable to Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .95% of the Fund's average daily net assets. For the period, the total annual management fee rate was .47% of the Fund's average net assets.

Strategic Advisers has contractually agreed to waive .25% of its management fee until September 30, 2013.

Sub-Advisers. ClariVest Asset Management LLC, Pyramis Global Advisors, LLC (an affiliate of Strategic Advisers), Waddell & Reed Investment Management Co. and Winslow Capital Management, Inc. each serve as a sub-adviser for the Fund. Each sub-adviser provides discretionary investment advisory services for its allocated portion of the Fund's assets and is paid by Strategic Advisers and not the Fund for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC pays for typesetting, printing and mailing of shareholder reports, except

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Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

Accounting Fees. Fidelity Service Company, Inc.(FSC),an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6,955 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9,157 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

In addition to Strategic Advisers waiving a portion of its expenses, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, this waiver and credits reduced the Fund's expenses by $10,568,618 and $671.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

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Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Rutland Square Trust II and the Shareholders of Strategic Advisers Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Strategic Advisers Growth Fund (a fund of Fidelity Rutland Square Trust II) at May 31, 2011, the results of its operations, the changes in its net assets, and the financial highlights for the period June 2, 2010 (commencement of operations) through May 31, 2011, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Strategic Advisers Growth Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at May 31, 2011 by correspondence with the custodian, brokers and transfer agent provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 14, 2011

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Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. If the interests of the fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Member of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Member of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for Boyce I. Greer, each of the Trustees oversees 17 funds advised by Strategic Advisers or an affiliate. Mr. Greer oversees 19 funds advised by Strategic Advisers or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each Trustee who is not an interested person (as defined in the 1940 Act) is referred to herein as an Independent Trustee.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee may also engage professional search firms to help identify potential Independent Trustee candidates with experience, qualifications, attributes, and skills consistent with the Statement of Policy. Additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, may be considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

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Trustees and Officers - continued

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Roger T. Servison is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ralph F. Cox serves as the lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees asset allocation funds dedicated to Strategic Advisers' discretionary asset management programs, as well as the Fidelity enhanced index funds. Other boards oversee Fidelity's investment-grade bond, money market, and asset allocation funds and Fidelity's equity and high income funds. The fund may invest in Fidelity funds overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues.

The Trustees primarily operate as a full Board, but also operate in committees, to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board has charged Strategic Advisers and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through Strategic Advisers, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. Board oversight of different aspects of the fund's activities is exercised primarily through the full Board, but also through the Audit Committee. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Roger T. Servison (65)

Year of Election or Appointment: 2006

Mr. Servison is Chairman of the Board of Trustees. Mr. Servison serves as President of Strategic New Business Development for Fidelity Investments and serves as a Director of Strategic Advisers. Previously, Mr. Servison oversaw Fidelity Investments Life Insurance Company (2005-2006) and Strategic Advisers (2005-2007). Mr. Servison also served as President and a Director of Fidelity Brokerage Services (Japan), LLC (1994-2004).

Boyce I. Greer (55)

Year of Election or Appointment: 2009

Mr. Greer is head of Institutional Investments for Fidelity Asset Management and Vice Chairman of Pyramis Global Advisors, LLC (2011-present), President and a Director of Strategic Advisers, Inc. and Global Asset Allocation (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and serves as Vice President of a number of Fidelity funds (2005-present). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolios (2003-present), President of the Asset Allocation Division (2008-present), President of FIMM 130/30 LLC (2008-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009), and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

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Trustees and Officers - continued

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with Strategic Advisers.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Peter C. Aldrich (67)

Year of Election or Appointment: 2006

Mr. Aldrich is a Director of the National Bureau of Economic Research and a Director of the funds of BlackRock Realty Group (2006-present). Previously, Mr. Aldrich served as a Trustee for the Fidelity Rutland Square Trust (2005-2010), a Managing Member of Poseidon, LLC (foreign private investment, 1998-2004), and Chairman and Managing Member of AEGIS, LLC (foreign private investment, 1997-2004). Mr. Aldrich also served as Faculty Chairman of The Research Council on Global Investment of The Conference Board (business and professional education non-profit, 1999-2004). Mr. Aldrich is a Member of the Boards of Trustees of the Museum of Fine Arts Boston and Massachusetts Eye and Ear Infirmary.

Ralph F. Cox (78)

Year of Election or Appointment: 2006

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Mr. Cox is a Director of Abraxas Petroleum (exploration and production). Mr. Cox is a member of the Advisory Boards of the Business and Engineering Schools of Texas A&M University and the Engineering School of University of Texas at Austin, and is an Advisory Director of CH2M Hill Companies (engineering). Previously, Mr. Cox served as a Trustee for the Fidelity Rutland Square Trust (2005-2010). Mr. Ralph F. Cox and Mr. Howard E. Cox, Jr. are not related.

Karen Kaplan (51)

Year of Election or Appointment: 2007

Ms. Kaplan is President of Hill Holliday (advertising and specialized marketing, 2007-present). Ms. Kaplan is a Director of DSM (dba Delta Dental, Doral, and DentaQuest) (2004-present), Member of the board of Governors of the Chief Executives' Club of Boston (2010-present), Member of the board of the Massachusetts Conference for Women (2008-present), and Director of the Executive Committee of the Greater Boston Chamber of Commerce (2006-present). She is also a member of the Clinton Global Initiative, an action oriented community of the most effective CEOs, heads of state, Nobel Prize winners, and non-governmental leaders in the world. Previously, Ms. Kaplan served as an Advisory Board Member of Fidelity Rutland Square Trust (2006-2010), President of the Massachusetts Women's Forum (2008-2010), Treasurer of the Massachusetts Women's Forum (2002-2006), Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children (2003-2010), Director of United Way of Massachusetts Bay (2004-2006), Director of ADVO (direct mail marketing, 2003-2007), and Director of Tweeter Home Entertainment Group (2006-2007).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Howard E. Cox, Jr. may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Howard E. Cox, Jr. (67)

Year of Election or Appointment: 2009

Member of the Advisory Board of Fidelity Rutland Square Trust II. Mr. Cox is a Member of the Advisory Board of Devonshire Investors (2009-present). Mr. Cox serves as an Advisory Partner of Greylock (venture capital) and a Director of Stryker Corporation (medical products and services). Previously, Mr. Cox served as an Advisory Board Member of Fidelity Rutland Square Trust (2006-2010) and a Member of the Secretary of Defense's Business Board of Directors (2008-2010). Mr. Howard E. Cox, Jr. and Mr. Ralph F. Cox are not related.

Kenneth B. Robins (41)

Year of Election or Appointment: 2010

President and Treasurer of the fund. Mr. Robins also serves as President and Treasurer of other Fidelity Equity and High Income Funds (2008-present) and Assistant Treasurer of other Fidelity Fixed Income and Asset Allocation Funds (2009-present). Mr. Robins is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Marc Bryant (45)

Year of Election or Appointment: 2010

Secretary and Chief Legal Officer of the fund. Senior Vice President and Deputy General Counsel of Fidelity Investments. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the fund. Ms. Laurent also serves as AML Officer of the Fidelity funds (2008-present) and The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Nicholas E. Steck (47)

Year of Election or Appointment: 2009

Chief Financial Officer of the fund. Mr. Steck serves as Senior Vice President of Fidelity Pricing and Cash Management Services (2008-present) and is an employee of Fidelity Investments. During the period 2002 to 2009, Mr. Steck served as a Compliance Officer of FMR, Fidelity Investments Money Management, Inc., FMR LLC, Fidelity Research & Analysis (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.

Laura M. Doherty (42)

Year of Election or Appointment: 2009

Chief Compliance Officer of the fund. Ms. Doherty also serves as Senior Vice President of the Office of the Chief Compliance Officer (2008-present). Previously, Ms. Doherty served as a Vice President in Fidelity's Corporate Audit department (1998-2008).

James R. Rooney (52)

Year of Election or Appointment: 2007

Assistant Treasurer of the fund. Mr. Rooney is an employee of FMR and also serves as Assistant Treasurer of other Strategic Advisers funds (2007-present). Previously, Mr. Rooney was a Vice President with Wellington Management Company, LLP (2001-2007) and an employee of Strategic Advisers (2007-2009).

Margaret A. Carey (37)

Year of Election or Appointment: 2009

Assistant Secretary of the fund. Ms. Carey is also Assistant Secretary of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments (2004-present).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Strategic Advisers Growth Fund voted to pay on July 11, 2011, to shareholders of record at the opening of business on July 8, 2011, a distribution of $0.114 per share derived from capital gains realized from sales of portfolio securities and a dividend of $0.020 per share from net investment income.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended May 31, 2011, $4,484,131, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 100% of the dividend distributed in December during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Growth Fund

On March 3, 2011, the Board of Trustees, including the Independent Trustees (together, the Board), voted to amend the fund's sub-advisory agreement with Waddell & Reed Investment Management Company (Waddell & Reed) to lower the fees paid by Strategic Advisers, Inc. (Strategic Advisers), the fund's investment adviser, to Waddell & Reed. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information. The Board considered that the fees payable under the fund's amended sub-advisory agreement with Waddell & Reed will be lower than under the current agreement. The Board also considered that the amendment involves no changes in (i) the investment process or strategies employed in the management of the fund's assets or (ii) the nature or level of services to be provided under the current Waddell & Reed sub-advisory agreement.

Because the amended sub-advisory agreement contains lower fees and also terms identical to the current sub-advisory agreement, the Board did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract with Strategic Advisers and the sub-advisory agreements with ClariVest Asset Management LLC, Pyramis Global Advisors, LLC, Waddell & Reed, and Winslow Capital Management, Inc., the Board will consider all factors it believes to be relevant, including, but not limited to, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided and the profits, if any, to be realized by Strategic Advisers from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's amended sub-advisory agreement with Waddell & Reed is fair and reasonable, and that the amended agreement should be approved.

Annual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

ClariVest Asset Management LLC

Pyramis Global Advisors, LLC

Waddell & Reed Investment
Management Company

Winslow Capital Management, Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

SGF-UANN-0711
1.922642.101

Strategic Advisers®
Value Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Annual Report

May 31, 2011

Strategic Advisers, Inc.

A Fidelity Investments Company

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended May 31, 2011	Past 1 year	Life of fundA
Strategic Advisers Value Fund	22.29%	18.28%

A From December 30, 2008.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers Value Fund on December 30, 2008, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Value Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The 12-month period ending May 31, 2011, marked another good stretch for major equity markets, extending a rally that began more than two years ago. Despite early-period volatility due to concern about the debt crisis in Europe and a potential double-dip recession in the U.S., stocks regained strength in late summer and the fall, fueled by better-than-expected corporate earnings, encouraging economic activity, stimulative tax policies and the Federal Reserve's second round of quantitative easing involving the purchase of U.S. Treasuries. Later, some long-awaited improvement in the job market was also somewhat heartening, but investors remained concerned that it was still too weak to support sustained economic growth. For the full period, the large-cap proxy S&P 500® Index was up 25.95%, while the blue-chip-laden Dow Jones Industrial AverageSM rose 27.30% and the technology-focused Nasdaq Composite® Index added 26.78%. Within the S&P 500®, economically sensitive sectors achieved significant gains, led by energy (+47%) and materials (+36%). Telecommunication services stocks also rose sharply (+40%), while financials (+9%) was the only sector to fall short of double digits. On the capitalization spectrum, stocks of mid-cap companies topped their small- and large-cap counterparts, with the Russell Midcap® Index advancing 32.59%.

Comments from John Stone and Kristina Stookey, Co-Portfolio Managers of Strategic Advisers® Value Fund: For the year, Strategic Advisers® Value Fund (the Fund) advanced 22.29%, but trailed the 24.23% gain of the Russell 1000® Value Index. Relative to the benchmark, the top contributors were two managers that employ a quantitative approach, focusing on stocks with attractive valuations and positive momentum. The performance of one of these managers was helped by acquisitions of several companies it held. Our decision to increase the Fund's exposure to mid-cap managers proved advantageous, as their positive returns helped limit the Fund's underperformance versus the index. On the downside, two relative-value managers that emphasize higher-quality companies were the biggest detractors. We expected quality-focused managers to underperform during the period, but the magnitude of underperformance by one of these managers, due mainly to poor stock selection, was particularly disappointing. As a result, we significantly reduced the Fund's allocation to this manager during the second half of the period. Additional detractors included two deep value managers whose strategies were out of favor during a substantial portion of the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Actual	.33%	$ 1,000.00	$ 1,151.80	$ 1.77
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.29	$ 1.66

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
American Beacon Large Cap Value Fund Institutional Class	9.1	10.2
T. Rowe Price Mid Cap Value Fund	5.6	4.5
John Hancock Classic Value Fund Class I	5.1	6.8
RS Value Fund Class A	4.1	4.1
Fidelity Low Priced Stock Fund	3.2	2.1
Hotchkis and Wiley Large Cap Value Fund Class A	2.2	3.4
Chevron Corp.	2.2	1.9
JPMorgan Chase & Co.	2.1	2.0
Wells Fargo & Co.	1.4	1.5
AT&T, Inc.	1.4	1.3
	36.4
Top Five Market Sectors as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	14.0	15.1
Health Care	10.0	9.7
Energy	8.8	8.7
Information Technology	7.1	6.2
Consumer Discretionary	6.2	5.9
Asset Allocation (% of fund's net assets)
As of May 31, 2011*		As of November 30, 2010**
	Common Stocks 65.3%		Common Stocks 67.1%
	Large Value Funds 17.4%		Large Value Funds 20.4%
	Mid-Cap Blend Funds 7.3%		Mid-Cap Blend Funds 2.1%
	Mid-Cap Value Funds 5.6%		Mid-Cap Value Funds 8.6%
	Short-Term Investments and Net Other Assets 4.4%		Short-Term Investments and Net Other Assets 1.8%
* Foreign investments	4.4%	** Foreign investments	4.8%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Annual Report

Investments May 31, 2011

Showing Percentage of Net Assets

Common Stocks - 65.3%
	Shares	Value
CONSUMER DISCRETIONARY - 6.2%
Auto Components - 0.5%
Autoliv, Inc.	160,900	$ 12,386,082
Cooper Tire & Rubber Co.	265,127	6,405,468
Johnson Controls, Inc.	240,800	9,535,680
TRW Automotive Holdings Corp. (a)	137,500	7,819,625
		36,146,855
Automobiles - 0.1%
Ford Motor Co. (a)	548,400	8,182,128
Distributors - 0.0%
Genuine Parts Co.	21,200	1,161,760
Diversified Consumer Services - 0.0%
DeVry, Inc.	14,900	802,365
H&R Block, Inc.	66,200	1,072,440
		1,874,805
Hotels, Restaurants & Leisure - 1.2%
Carnival Corp. unit	652,759	25,333,577
Darden Restaurants, Inc.	40,600	2,056,390
Hyatt Hotels Corp. Class A (a)	37,600	1,676,208
McDonald's Corp.	558,769	45,562,024
Royal Caribbean Cruises Ltd. (a)	62,000	2,418,000
Tim Hortons, Inc.	127,200	5,922,432
Wyndham Worldwide Corp.	145,700	5,071,817
		88,040,448
Household Durables - 0.2%
D.R. Horton, Inc.	67,100	817,278
Lennar Corp. Class A	36,600	694,668
Mohawk Industries, Inc. (a)	27,400	1,822,648
Toll Brothers, Inc. (a)	45,700	993,975
Tupperware Brands Corp.	17,200	1,125,912
Whirlpool Corp.	126,600	10,609,080
		16,063,561
Leisure Equipment & Products - 0.0%
Mattel, Inc.	84,500	2,230,378
Media - 2.3%
CBS Corp. Class B	486,100	13,586,495
Comcast Corp. Class A	792,800	20,010,272
DISH Network Corp. Class A (a)	405,900	12,290,652
Gannett Co., Inc.	385,500	5,497,230
News Corp. Class A	623,700	11,438,658
Omnicom Group, Inc.	61,000	2,852,970
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Scholastic Corp.	95,400	$ 2,598,696
The Walt Disney Co.	884,641	36,827,605
Time Warner Cable, Inc.	397,544	30,698,348
Time Warner, Inc.	430,000	15,664,900
Viacom, Inc. Class B (non-vtg.)	273,100	13,766,971
Washington Post Co. Class B	1,800	739,062
		165,971,859
Multiline Retail - 0.8%
Big Lots, Inc. (a)	176,900	5,910,229
JCPenney Co., Inc.	50,800	1,799,844
Kohl's Corp.	69,300	3,689,532
Macy's, Inc.	468,300	13,524,504
Nordstrom, Inc.	293,000	13,721,190
Sears Holdings Corp. (a)	14,000	994,000
Target Corp.	395,000	19,564,350
		59,203,649
Specialty Retail - 1.0%
Advance Auto Parts, Inc.	17,200	1,068,120
AutoZone, Inc. (a)	10,100	2,969,400
Best Buy Co., Inc.	145,100	4,608,376
Foot Locker, Inc.	32,400	808,056
GameStop Corp. Class A (a)	33,500	937,330
Gap, Inc.	450,500	8,739,700
Genesco, Inc. (a)	73,300	3,297,767
Guess?, Inc.	18,800	859,536
H&M Hennes & Mauritz AB (B Shares)	168,000	6,240,770
RadioShack Corp.	168,700	2,658,712
Ross Stores, Inc.	194,500	15,941,220
Signet Jewelers Ltd. (a)	19,300	887,993
The Children's Place Retail Stores, Inc. (a)	84,600	4,250,304
TJX Companies, Inc.	289,578	15,353,426
		68,620,710
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc. Class B	67,700	5,717,265
VF Corp.	35,600	3,548,252
		9,265,517
TOTAL CONSUMER DISCRETIONARY		456,761,670
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 5.6%
Beverages - 0.2%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	64,000	$ 1,405,440
Dr Pepper Snapple Group, Inc.	48,000	1,977,600
PepsiCo, Inc.	187,828	13,358,327
		16,741,367
Food & Staples Retailing - 2.6%
Costco Wholesale Corp.	191,700	15,811,416
CVS Caremark Corp.	1,686,259	65,241,361
Kroger Co.	419,800	10,419,436
Safeway, Inc.	648,900	16,027,830
Sysco Corp.	126,600	4,077,786
Wal-Mart Stores, Inc.	1,205,500	66,567,710
Walgreen Co.	235,000	10,253,050
		188,398,589
Food Products - 1.3%
Archer Daniels Midland Co.	906,500	29,379,665
ConAgra Foods, Inc.	423,100	10,759,433
Corn Products International, Inc.	184,300	10,455,339
Fresh Del Monte Produce, Inc.	177,200	4,871,228
General Mills, Inc.	157,800	6,275,706
Hormel Foods Corp.	77,400	2,270,142
Kellogg Co.	76,400	4,354,036
Kraft Foods, Inc. Class A	187,189	6,545,999
Nestle SA sponsored ADR	195,286	12,562,748
Smithfield Foods, Inc. (a)	35,600	745,820
The J.M. Smucker Co.	33,500	2,655,880
Tyson Foods, Inc. Class A	448,400	8,528,568
		99,404,564
Household Products - 0.4%
Central Garden & Pet Co. Class A (non-vtg.) (a)	320,000	3,219,200
Energizer Holdings, Inc. (a)	16,100	1,240,505
Procter & Gamble Co.	380,100	25,466,700
		29,926,405
Tobacco - 1.1%
Altria Group, Inc.	454,300	12,747,658
Lorillard, Inc.	47,700	5,498,856
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc.	732,914	$ 52,586,580
Reynolds American, Inc.	172,100	6,846,138
		77,679,232
TOTAL CONSUMER STAPLES		412,150,157
ENERGY - 8.8%
Energy Equipment & Services - 0.7%
Diamond Offshore Drilling, Inc.	64,600	4,759,082
Halliburton Co.	520,588	26,107,488
Nabors Industries Ltd. (a)	62,000	1,729,180
Noble Corp.	171,400	7,176,518
Patterson-UTI Energy, Inc.	30,400	952,432
Schlumberger Ltd.	64,300	5,511,796
Tidewater, Inc.	11,100	606,615
Transocean Ltd. (United States)	85,500	5,926,005
Weatherford International Ltd. (a)	168,000	3,321,360
		56,090,476
Oil, Gas & Consumable Fuels - 8.1%
Alpha Natural Resources, Inc. (a)	132,194	7,242,909
Apache Corp.	406,641	50,667,469
Chesapeake Energy Corp.	452,700	14,187,618
Chevron Corp.	1,549,500	162,558,045
ConocoPhillips	1,153,184	84,436,132
CVR Energy, Inc. (a)	284,800	6,225,728
Devon Energy Corp.	372,500	31,316,075
Exxon Mobil Corp.	678,000	56,592,660
Hess Corp.	355,472	28,092,952
Marathon Oil Corp.	755,600	40,930,852
Murphy Oil Corp.	179,400	12,358,866
Newfield Exploration Co. (a)	29,400	2,192,946
Occidental Petroleum Corp.	588,735	63,495,070
Peabody Energy Corp.	211,610	12,984,390
Plains Exploration & Production Co. (a)	30,600	1,127,610
Southern Union Co.	46,700	1,416,411
Sunoco, Inc.	26,300	1,064,887
Valero Energy Corp.	570,100	15,677,750
		592,568,370
TOTAL ENERGY		648,658,846
Common Stocks - continued
	Shares	Value
FINANCIALS - 14.0%
Capital Markets - 2.0%
Ameriprise Financial, Inc.	497,324	$ 30,451,149
Bank of New York Mellon Corp.	828,800	23,297,568
BlackRock, Inc. Class A	17,200	3,535,632
Franklin Resources, Inc.	172,300	22,326,634
GFI Group, Inc.	216,900	982,557
Goldman Sachs Group, Inc.	247,800	34,872,894
Morgan Stanley	385,800	9,320,928
Raymond James Financial, Inc.	48,700	1,740,538
State Street Corp.	415,500	19,017,435
		145,545,335
Commercial Banks - 3.0%
BOK Financial Corp.	16,100	853,461
CIT Group, Inc. (a)	42,700	1,892,891
Commerce Bancshares, Inc.	19,200	821,376
Fifth Third Bancorp	536,412	7,005,541
International Bancshares Corp.	218,800	3,734,916
KeyCorp	1,488,451	12,607,180
PNC Financial Services Group, Inc.	690,587	43,106,441
SunTrust Banks, Inc.	389,927	10,968,647
The Toronto-Dominion Bank	66,700	5,748,611
U.S. Bancorp, Delaware	1,164,200	29,803,520
Wells Fargo & Co.	3,744,217	106,223,436
		222,766,020
Consumer Finance - 0.7%
American Express Co.	501,900	25,898,040
Capital One Financial Corp.	275,500	14,970,670
Discover Financial Services	118,400	2,822,656
Nelnet, Inc. Class A	162,277	3,568,471
SLM Corp.	330,900	5,638,536
		52,898,373
Diversified Financial Services - 3.3%
Bank of America Corp.	3,898,600	45,808,550
Citigroup, Inc.	969,676	39,902,167
JPMorgan Chase & Co.	3,572,520	154,475,765
Leucadia National Corp.	52,800	1,872,288
PHH Corp. (a)	132,900	2,786,913
The NASDAQ Stock Market, Inc. (a)	45,700	1,166,264
		246,011,947
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 4.4%
ACE Ltd.	178,669	$ 12,296,001
Alleghany Corp.	1,936	645,017
Allstate Corp.	464,400	14,572,872
American Financial Group, Inc.	240,800	8,562,848
Arch Capital Group Ltd. (a)	107,000	3,609,110
Assurant, Inc.	304,600	11,267,154
Cincinnati Financial Corp.	57,900	1,761,318
Everest Re Group Ltd.	89,300	7,945,021
Genworth Financial, Inc. Class A (a)	254,600	2,828,606
Hanover Insurance Group, Inc.	130,400	5,354,224
Hartford Financial Services Group, Inc.	444,500	11,845,925
HCC Insurance Holdings, Inc.	331,300	10,962,717
Lincoln National Corp.	935,724	27,463,499
Loews Corp.	266,900	11,215,138
Markel Corp. (a)	4,900	2,026,983
Montpelier Re Holdings Ltd.	187,300	3,523,113
Principal Financial Group, Inc.	73,300	2,292,091
Progressive Corp.	366,700	7,939,055
Prudential Financial, Inc.	928,300	59,206,974
Reinsurance Group of America, Inc.	25,400	1,613,662
RenaissanceRe Holdings Ltd.	34,600	2,489,816
The Chubb Corp.	741,000	48,602,190
The Travelers Companies, Inc.	579,600	35,981,568
Torchmark Corp.	47,700	3,162,510
Tower Group, Inc.	176,400	4,286,520
Unum Group	294,400	7,745,664
Validus Holdings Ltd.	22,200	715,506
W.R. Berkley Corp.	51,800	1,715,098
XL Group PLC Class A	369,600	8,744,736
		320,374,936
Real Estate Investment Trusts - 0.6%
AvalonBay Communities, Inc.	74,059	9,855,031
Equity Residential (SBI)	211,200	13,058,496
Simon Property Group, Inc.	73,500	8,677,410
Ventas, Inc.	171,200	9,655,680
		41,246,617
TOTAL FINANCIALS		1,028,843,228
Common Stocks - continued
	Shares	Value
HEALTH CARE - 10.0%
Biotechnology - 1.2%
Amgen, Inc. (a)	871,313	$ 52,749,289
Biogen Idec, Inc. (a)	54,900	5,200,677
Cephalon, Inc. (a)	62,600	4,988,594
Gilead Sciences, Inc. (a)	521,100	21,750,714
		84,689,274
Health Care Equipment & Supplies - 1.3%
Baxter International, Inc.	272,400	16,213,248
Becton, Dickinson & Co.	54,900	4,806,495
Boston Scientific Corp. (a)	204,800	1,470,464
Covidien PLC	663,569	36,496,295
Kinetic Concepts, Inc. (a)	138,100	8,194,854
Medtronic, Inc.	436,100	17,749,270
St. Jude Medical, Inc.	75,400	3,820,518
Zimmer Holdings, Inc. (a)	96,600	6,545,616
		95,296,760
Health Care Providers & Services - 2.5%
Aetna, Inc.	556,800	24,321,024
AmerisourceBergen Corp.	224,425	9,250,799
Cardinal Health, Inc.	83,300	3,783,486
CIGNA Corp.	84,500	4,215,705
Coventry Health Care, Inc. (a)	43,700	1,537,366
Health Net, Inc. (a)	27,400	879,266
Humana, Inc.	152,000	12,240,560
Laboratory Corp. of America Holdings (a)	34,600	3,488,718
LifePoint Hospitals, Inc. (a)	122,800	5,157,600
Lincare Holdings, Inc.	14,300	433,576
McKesson Corp.	124,100	10,624,201
MEDNAX, Inc. (a)	5,500	413,325
Omnicare, Inc.	14,900	468,456
Patterson Companies, Inc.	352,700	12,198,129
Quest Diagnostics, Inc.	37,600	2,196,592
UnitedHealth Group, Inc.	1,352,112	66,185,882
Universal American Spin Corp. (a)	121,995	1,134,554
WellPoint, Inc.	367,100	28,696,207
		187,225,446
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc. (a)	125,800	8,233,610
Pharmaceuticals - 4.9%
Abbott Laboratories	948,400	49,553,900
Bristol-Myers Squibb Co.	510,700	14,687,732
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Eli Lilly & Co.	609,800	$ 23,465,104
Endo Pharmaceuticals Holdings, Inc. (a)	179,700	7,480,911
Forest Laboratories, Inc. (a)	273,100	9,837,062
Johnson & Johnson	826,197	55,594,796
Medicis Pharmaceutical Corp. Class A	123,100	4,612,557
Merck & Co., Inc.	1,982,141	72,843,682
Par Pharmaceutical Companies, Inc. (a)	136,400	4,686,704
Pfizer, Inc.	4,638,500	99,495,825
Teva Pharmaceutical Industries Ltd. sponsored ADR	257,500	13,106,750
Warner Chilcott PLC	55,100	1,328,461
		356,693,484
TOTAL HEALTH CARE		732,138,574
INDUSTRIALS - 5.8%
Aerospace & Defense - 2.2%
General Dynamics Corp.	291,800	21,657,396
Huntington Ingalls Industries, Inc. (a)	39,434	1,442,089
ITT Corp.	242,700	13,984,374
L-3 Communications Holdings, Inc.	303,500	24,780,775
Lockheed Martin Corp.	242,000	18,851,800
Northrop Grumman Corp.	327,100	21,356,359
Raytheon Co.	260,000	13,098,800
Spirit AeroSystems Holdings, Inc. Class A (a)	40,600	889,140
The Boeing Co.	139,340	10,872,700
United Technologies Corp.	399,521	35,065,958
		161,999,391
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	167,800	12,331,622
Airlines - 0.0%
SkyWest, Inc.	168,498	2,599,924
Building Products - 0.0%
Owens Corning (a)	27,100	1,035,220
Commercial Services & Supplies - 0.4%
Avery Dennison Corp.	23,300	986,522
Deluxe Corp.	191,700	4,934,358
Pitney Bowes, Inc.	44,200	1,055,938
R.R. Donnelley & Sons Co.	326,200	6,961,108
The Brink's Co.	157,000	4,670,750
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Unifirst Corp. Massachusetts	81,500	$ 4,370,030
Waste Management, Inc.	161,300	6,271,344
		29,250,050
Construction & Engineering - 0.2%
KBR, Inc.	246,700	9,206,844
Quanta Services, Inc. (a)	45,700	902,575
Tutor Perini Corp.	185,700	3,769,710
URS Corp. (a)	17,200	757,832
		14,636,961
Industrial Conglomerates - 1.6%
3M Co.	154,200	14,553,396
General Electric Co.	5,106,000	100,281,840
Tyco International Ltd.	101,900	5,028,765
		119,864,001
Machinery - 0.6%
AGCO Corp. (a)	27,400	1,415,758
Deere & Co.	91,400	7,867,712
Eaton Corp.	120,400	6,221,068
Flowserve Corp.	17,200	2,085,156
Illinois Tool Works, Inc.	234,882	13,463,436
Kennametal, Inc.	17,800	742,794
Parker Hannifin Corp.	35,200	3,127,520
Terex Corp. (a)	23,800	705,670
Timken Co.	180,300	9,307,086
		44,936,200
Professional Services - 0.0%
Dun & Bradstreet Corp.	11,214	899,475
Road & Rail - 0.4%
Norfolk Southern Corp.	204,800	15,013,888
Union Pacific Corp.	93,288	9,792,441
		24,806,329
Trading Companies & Distributors - 0.2%
Aircastle Ltd.	318,300	3,991,482
Finning International, Inc.	217,040	6,437,618
		10,429,100
TOTAL INDUSTRIALS		422,788,273
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 7.1%
Communications Equipment - 0.8%
Arris Group, Inc. (a)	294,500	$ 3,324,905
Cisco Systems, Inc.	1,073,800	18,039,840
Harris Corp.	305,800	15,118,752
QUALCOMM, Inc.	332,100	19,457,739
		55,941,236
Computers & Peripherals - 0.8%
Apple, Inc. (a)	19,925	6,930,513
Dell, Inc. (a)	977,300	15,714,984
Hewlett-Packard Co.	483,400	18,069,492
Seagate Technology	563,900	9,473,520
Western Digital Corp. (a)	205,800	7,542,570
		57,731,079
Electronic Equipment & Components - 1.1%
Arrow Electronics, Inc. (a)	49,700	2,218,111
Avnet, Inc. (a)	65,000	2,353,000
Corning, Inc.	2,219,900	44,730,985
Ingram Micro, Inc. Class A (a)	59,000	1,121,590
Molex, Inc.	35,300	966,161
TE Connectivity Ltd.	483,300	17,799,939
Tech Data Corp. (a)	99,800	4,727,526
Vishay Intertechnology, Inc. (a)	255,200	4,050,024
		77,967,336
Internet Software & Services - 0.0%
IAC/InterActiveCorp (a)	60,000	2,206,800
IT Services - 1.4%
Accenture PLC Class A	185,801	10,663,119
Alliance Data Systems Corp. (a)	12,100	1,136,553
Computer Sciences Corp.	114,300	4,559,427
CSG Systems International, Inc. (a)	185,800	3,546,922
Fidelity National Information Services, Inc.	66,400	2,136,752
Fiserv, Inc. (a)	34,600	2,232,392
International Business Machines Corp.	304,164	51,382,425
The Western Union Co.	138,500	2,847,560
Visa, Inc. Class A	355,300	28,800,618
		107,305,768
Semiconductors & Semiconductor Equipment - 1.7%
Analog Devices, Inc.	65,000	2,676,050
Applied Materials, Inc.	288,300	3,972,774
Avago Technologies Ltd.	174,700	5,903,113
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Fairchild Semiconductor International, Inc. (a)	571,400	$ 10,308,056
GT Solar International, Inc. (a)	505,500	6,450,180
Intel Corp.	2,186,200	49,211,362
KLA-Tencor Corp.	209,100	9,012,210
Lam Research Corp. (a)	27,400	1,287,663
Micron Technology, Inc. (a)	668,900	6,822,780
Texas Instruments, Inc.	869,700	30,700,410
Xilinx, Inc.	56,700	2,023,056
		128,367,654
Software - 1.3%
Activision Blizzard, Inc.	242,500	2,907,575
CA, Inc.	229,200	5,363,280
Microsoft Corp.	1,391,436	34,799,814
Oracle Corp.	994,601	34,035,246
Symantec Corp. (a)	806,900	15,774,895
		92,880,810
TOTAL INFORMATION TECHNOLOGY		522,400,683
MATERIALS - 2.6%
Chemicals - 1.4%
Albemarle Corp.	19,200	1,360,128
Ashland, Inc.	124,900	8,535,666
Cabot Corp.	69,983	2,955,382
Dow Chemical Co.	438,300	15,835,779
E.I. du Pont de Nemours & Co.	184,400	9,828,520
Eastman Chemical Co.	110,800	11,728,180
Ecolab, Inc.	184,800	10,141,824
FMC Corp.	26,400	2,226,840
Lubrizol Corp.	30,260	4,069,970
Nalco Holding Co.	29,400	839,076
PPG Industries, Inc.	110,162	9,771,369
RPM International, Inc.	53,900	1,266,650
Stepan Co.	70,700	4,746,091
Syngenta AG (Switzerland)	46,800	16,176,967
The Scotts Miracle-Gro Co. Class A	14,100	813,570
Valspar Corp.	27,400	1,054,078
		101,350,090
Containers & Packaging - 0.2%
Ball Corp.	84,500	3,338,595
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
Bemis Co., Inc.	23,300	$ 771,696
Crown Holdings, Inc. (a)	43,700	1,774,657
Owens-Illinois, Inc. (a)	35,600	1,143,472
Rock-Tenn Co. Class A	52,800	4,056,624
Sealed Air Corp.	67,100	1,723,128
Sonoco Products Co.	27,400	970,508
		13,778,680
Metals & Mining - 0.7%
BHP Billiton Ltd.	133,100	6,337,120
BHP Billiton Ltd. sponsored ADR	108,005	10,305,837
Cliffs Natural Resources, Inc.	173,600	15,745,520
Freeport-McMoRan Copper & Gold, Inc.	161,890	8,360,000
Newmont Mining Corp.	117,300	6,635,661
Reliance Steel & Aluminum Co.	21,200	1,092,012
Steel Dynamics, Inc.	337,875	5,777,663
		54,253,813
Paper & Forest Products - 0.3%
Domtar Corp.	11,100	1,137,528
International Paper Co.	658,900	20,570,858
MeadWestvaco Corp.	73,300	2,493,666
		24,202,052
TOTAL MATERIALS		193,584,635
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	3,220,200	101,629,512
Wireless Telecommunication Services - 0.6%
China Mobile (Hong Kong) Ltd. sponsored ADR	277,800	12,714,906
Telephone & Data Systems, Inc.	27,400	895,980
Vodafone Group PLC	5,748,100	15,982,637
Vodafone Group PLC sponsored ADR	604,545	16,945,396
		46,538,919
TOTAL TELECOMMUNICATION SERVICES		148,168,431
UTILITIES - 3.2%
Electric Utilities - 1.4%
American Electric Power Co., Inc.	892,644	34,099,001
Duke Energy Corp.	350,500	6,571,875
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Edison International	128,200	$ 5,045,952
El Paso Electric Co.	138,186	4,303,112
Entergy Corp.	199,100	13,568,665
NextEra Energy, Inc.	514,000	29,786,300
NV Energy, Inc.	99,700	1,572,269
Pepco Holdings, Inc.	49,700	992,509
Portland General Electric Co.	221,500	5,752,355
Westar Energy, Inc.	34,600	940,774
		102,632,812
Gas Utilities - 0.1%
Atmos Energy Corp.	183,000	6,103,050
Energen Corp.	28,400	1,768,468
UGI Corp.	24,000	786,720
		8,658,238
Independent Power Producers & Energy Traders - 0.2%
AES Corp. (a)	104,900	1,359,504
Calpine Corp. (a)	97,600	1,541,104
Constellation Energy Group, Inc.	166,600	6,194,188
NRG Energy, Inc. (a)	52,300	1,294,948
		10,389,744
Multi-Utilities - 1.5%
Alliant Energy Corp.	28,400	1,168,092
Ameren Corp.	233,600	6,940,256
CMS Energy Corp.	353,700	7,052,778
Consolidated Edison, Inc.	72,300	3,836,238
Dominion Resources, Inc.	134,400	6,413,568
DTE Energy Co.	116,100	5,993,082
Integrys Energy Group, Inc.	21,200	1,109,608
MDU Resources Group, Inc.	40,600	959,378
NiSource, Inc.	60,700	1,232,210
OGE Energy Corp.	29,400	1,501,458
PG&E Corp.	504,400	21,880,872
Public Service Enterprise Group, Inc.	313,000	10,485,500
SCANA Corp.	27,400	1,114,358
Sempra Energy	331,831	18,307,116
TECO Energy, Inc.	61,000	1,171,200
Wisconsin Energy Corp.	649,500	20,309,865
		109,475,579
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - 0.0%
American Water Works Co., Inc.	39,600	$ 1,188,396
TOTAL UTILITIES		232,344,769
TOTAL COMMON STOCKS (Cost $4,091,107,236)		4,797,839,266
Equity Funds - 30.3%

Large Value Funds - 17.4%
American Beacon Large Cap Value Fund Institutional Class	32,134,320	666,144,448
Hotchkis and Wiley Large Cap Value Fund Class A	9,732,760	165,846,234
Invesco Diversified Dividend Fund - Class A	5,363,985	70,536,398
John Hancock Classic Value Fund Class I	21,076,383	374,738,097
TOTAL LARGE VALUE FUNDS		1,277,265,177
Mid-Cap Blend Funds - 7.3%
Fidelity Low Priced Stock Fund (c)	5,640,301	237,343,881
RS Value Fund Class A (a)	11,073,870	299,105,239
TOTAL MID-CAP BLEND FUNDS		536,449,120
Mid-Cap Value Funds - 5.6%
T. Rowe Price Mid Cap Value Fund	16,185,722	413,383,330
TOTAL EQUITY FUNDS (Cost $1,911,655,309)		2,227,097,627
Short-Term Funds - 4.0%

SSgA US Treasury Money Market Fund, 0% (b) (Cost $289,765,031)	289,765,031	289,765,031
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $6,292,527,576)		7,314,701,924
NET OTHER ASSETS (LIABILITIES) - 0.4%		28,686,155
NET ASSETS - 100%		$ 7,343,388,079
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
3,361 CME E-mini S&P 500 Index Contracts	June 2011	$ 225,842,395	$ 7,346,755

The face value of futures purchased as a percentage of net assets is 3.1%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Low Priced Stock Fund	$ -	$ 205,230,888	$ -	$ 332,419	$ 237,343,881
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 456,761,670	$ 456,761,670	$ -	$ -
Consumer Staples	412,150,157	412,150,157	-	-
Energy	648,658,846	648,658,846	-	-
Financials	1,028,843,228	1,028,843,228	-	-
Health Care	732,138,574	732,138,574	-	-
Industrials	422,788,273	422,788,273	-	-
Information Technology	522,400,683	522,400,683	-	-
Materials	193,584,635	171,070,548	22,514,087	-
Telecommunication Services	148,168,431	132,185,794	15,982,637	-
Utilities	232,344,769	232,344,769	-	-
Equity Funds	2,227,097,627	2,227,097,627	-	-
Short-Term Funds	289,765,031	289,765,031	-	-
Total Investments in Securities:	$ 7,314,701,924	$ 7,276,205,200	$ 38,496,724	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 7,346,755	$ 7,346,755	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of May 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 7,346,755	$ -
Total Value of Derivatives	$ 7,346,755	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2011
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $6,087,296,688)	$ 7,077,358,043
Affiliated issuers (cost $205,230,888)	237,343,881
Total Investments (cost $6,292,527,576)		$ 7,314,701,924
Segregated cash with broker for futures contracts		14,787,000
Cash		6,934,456
Receivable for investments sold		96,470,665
Receivable for fund shares sold		7,442,592
Dividends receivable		12,338,845
Receivable for daily variation on futures contracts		2,320,393
Prepaid expenses		48,498
Total assets		7,455,044,373

Liabilities
Payable for investments purchased	$ 106,024,567
Payable for fund shares redeemed	3,316,600
Accrued management fee	1,078,298
Other affiliated payables	829,033
Other payables and accrued expenses	407,796
Total liabilities		111,656,294

Net Assets		$ 7,343,388,079
Net Assets consist of:
Paid in capital		$ 6,186,656,892
Undistributed net investment income		31,104,827
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		96,105,073
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,029,521,287
Net Assets, for 504,334,194 shares outstanding		$ 7,343,388,079
Net Asset Value, offering price and redemption price per share ($7,343,388,079 ÷ 504,334,194 shares)		$ 14.56

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended May 31, 2011
Investment Income
Dividends: Unaffiliated issuers		$ 108,472,015
Affiliated issuers		332,419
Total income		108,804,434

Expenses
Management fee	$ 26,183,080
Transfer agent fees	7,722,607
Accounting fees and expenses	1,117,675
Custodian fees and expenses	75,654
Independent trustees' compensation	46,276
Registration fees	508,453
Audit	54,059
Legal	115,228
Miscellaneous	156,502
Total expenses before reductions	35,979,534
Expense reductions	(14,907,440)	21,072,094
Net investment income (loss)		87,732,340
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	100,763,290
Foreign currency transactions	(52,554)
Futures contracts	(106,209)
Total net realized gain (loss)		100,604,527
Change in net unrealized appreciation (depreciation) on: Investment securities	1,064,478,940
Assets and liabilities in foreign currencies	3,616
Futures contracts	7,346,755
Total change in net unrealized appreciation (depreciation)		1,071,829,311
Net gain (loss)		1,172,433,838
Net increase (decrease) in net assets resulting from operations		$ 1,260,166,178

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended May 31, 2011	Year ended May 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 87,732,340	$ 15,785,642
Net realized gain (loss)	100,604,527	21,661,614
Change in net unrealized appreciation (depreciation)	1,071,829,311	(71,593,360)
Net increase (decrease) in net assets resulting from operations	1,260,166,178	(34,146,104)
Distributions to shareholders from net investment income	(68,319,960)	(6,776,199)
Distributions to shareholders from net realized gain	(15,163,865)	-
Total distributions	(83,483,825)	(6,776,199)
Share transactions Proceeds from sales of shares	4,514,169,419	2,929,042,635
Reinvestment of distributions	83,293,146	6,771,805
Cost of shares redeemed	(1,538,425,459)	(224,216,536)
Net increase (decrease) in net assets resulting from share transactions	3,059,037,106	2,711,597,904
Total increase (decrease) in net assets	4,235,719,459	2,670,675,601

Net Assets
Beginning of period	3,107,668,620	436,993,019
End of period (including undistributed net investment income of $31,104,827 and undistributed net investment income of $11,598,867, respectively)	$ 7,343,388,079	$ 3,107,668,620
Other Information Shares
Sold	355,462,954	232,657,995
Issued in reinvestment of distributions	6,476,805	621,197
Redeemed	(114,470,142)	(18,225,613)
Net increase (decrease)	247,469,617	215,053,579

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended May 31,	2011	2010	2009 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.10	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.20	.16	.09
Net realized and unrealized gain (loss)	2.47	1.64 E	.36
Total from investment operations	2.67	1.80	.45
Distributions from net investment income	(.16)	(.15)	-
Distributions from net realized gain	(.05)	-	-
Total distributions	(.21)	(.15)	-
Net asset value, end of period	$ 14.56	$ 12.10	$ 10.45
Total Return B, C	22.29%	17.40%	4.50%
Ratios to Average Net Assets G
Expenses before reductions	.61%	.93%	1.08% A
Expenses net of fee waivers, if any	.35%	.75%	.90% A
Expenses net of all reductions	.35%	.75%	.90% A
Net investment income (loss)	1.48%	1.35%	2.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,343,388	$ 3,107,669	$ 436,993
Portfolio turnover rate H	49%	39%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period December 30, 2008 (commencement of operations) to May 31, 2009.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amounts do not include the portfolio activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended May 31, 2011

1. Organization.

Strategic Advisers Value Fund (the Fund) is a non-diversified fund of Fidelity Rutland Square Trust II (the Trust) (formerly a fund of Fidelity Commonwealth Trust II) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

May 31, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Dividend and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of May 31, 2011, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures transactions, foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,057,900,948
Gross unrealized depreciation	(45,174,842)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,012,726,106
Tax Cost	$ 6,301,975,818

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 32,120,785
Undistributed long-term capital gain	$ 111,884,111
Net unrealized appreciation (depreciation)	$ 1,020,073,045

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be May 31, 2012.

The tax character of distributions paid was as follows:

	May 31, 2011	May 31, 2010
Ordinary Income	$ 78,934,665	$ 6,776,199
Long-term Capital Gains	4,549,160	-
Total	$ 83,483,825	$ 6,776,199

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Annual Report

3. Derivative Instruments - continued

Futures Contracts - continued

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $(106,209) and a change in net unrealized appreciation (depreciation) of $7,346,755 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $5,608,025,396 and $2,800,332,774, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average daily net assets throughout the month payable to Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .70% of the Fund's average daily net assets. For the period, the total annual management fee rate was .44% of the Fund's average net assets.

Strategic Advisers has contractually agreed to waive .25% of its management fee until September 30, 2013.

Sub-Advisers. Brandywine Global Investment Management, LLC, Cohen & Steers Capital Management Inc., Eaton Vance Management and LSV Asset Management each serve as a sub-adviser for the Fund. Each sub-adviser provides discretionary investment advisory services to the Fund and is paid by Strategic Advisers and not the Fund for providing these services.

Pyramis Global Advisors, LLC (Pyramis), an affiliate of Strategic Advisers, has been retained to serve as a sub-adviser for the Fund. As of the date of the report, however, Pyramis has not been allocated any portion of the Fund's assets. Pyramis in the future

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Sub-Advisers - continued

may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by Strategic Advisers for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .13% of average net assets.

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $71,544 for the period.

6. Committed Line of Credit.

Prior to the close of business on June 25, 2010 and subsequent to September 8, 2010, the Fund participated with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15,525 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

In addition to Strategic Advisers waiving a portion of its expenses, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, this waiver and credits reduced the Fund's expenses by $14,907,305 and $135, respectively.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Rutland Square Trust II and the Shareholders of Strategic Advisers Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Strategic Advisers Value Fund (a fund of Fidelity Rutland Square Trust II, formerly a fund of Fidelity Commonwealth Trust II) at May 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Strategic Advisers Value Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2011 by correspondence with the custodian, brokers and transfer agent provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 14, 2011

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. If the interests of the fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Member of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Member of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for Boyce I. Greer, each of the Trustees oversees 17 funds advised by Strategic Advisers or an affiliate. Mr. Greer oversees 19 funds advised by Strategic Advisers or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each Trustee who is not an interested person (as defined in the 1940 Act) is referred to herein as an Independent Trustee.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee may also engage professional search firms to help identify potential Independent Trustee candidates with experience, qualifications, attributes, and skills consistent with the Statement of Policy. Additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, may be considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

Trustees and Officers - continued

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Roger T. Servison is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ralph F. Cox serves as the lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees asset allocation funds dedicated to Strategic Advisers' discretionary asset management programs, as well as the Fidelity enhanced index funds. Other boards oversee Fidelity's investment-grade bond, money market, and asset allocation funds and Fidelity's equity and high income funds. The fund may invest in Fidelity funds overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues.

The Trustees primarily operate as a full Board, but also operate in committees, to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board has charged Strategic Advisers and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through Strategic Advisers, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. Board oversight of different aspects of the fund's activities is exercised primarily through the full Board, but also through the Audit Committee. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Roger T. Servison (65)

Year of Election or Appointment: 2006

Mr. Servison is Chairman of the Board of Trustees. Mr. Servison serves as President of Strategic New Business Development for Fidelity Investments and serves as a Director of Strategic Advisers. Previously, Mr. Servison oversaw Fidelity Investments Life Insurance Company (2005-2006) and Strategic Advisers (2005-2007). Mr. Servison also served as President and a Director of Fidelity Brokerage Services (Japan), LLC (1994-2004).

Boyce I. Greer (55)

Year of Election or Appointment: 2009

Mr. Greer is head of Institutional Investments for Fidelity Asset Management and Vice Chairman of Pyramis Global Advisors, LLC (2011-present), President and a Director of Strategic Advisers, Inc. and Global Asset Allocation (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and serves as Vice President of a number of Fidelity funds (2005-present). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolios (2003-present), President of the Asset Allocation Division (2008-present), President of FIMM 130/30 LLC (2008-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009), and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with Strategic Advisers.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Peter C. Aldrich (67)

Year of Election or Appointment: 2006

Mr. Aldrich is a Director of the National Bureau of Economic Research and a Director of the funds of BlackRock Realty Group (2006-present). Previously, Mr. Aldrich served as a Trustee for the Fidelity Rutland Square Trust (2005-2010), a Managing Member of Poseidon, LLC (foreign private investment, 1998-2004), and Chairman and Managing Member of AEGIS, LLC (foreign private investment, 1997-2004). Mr. Aldrich also served as Faculty Chairman of The Research Council on Global Investment of The Conference Board (business and professional education non-profit, 1999-2004). Mr. Aldrich is a Member of the Boards of Trustees of the Museum of Fine Arts Boston and Massachusetts Eye and Ear Infirmary.

Ralph F. Cox (78)

Year of Election or Appointment: 2006

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Mr. Cox is a Director of Abraxas Petroleum (exploration and production). Mr. Cox is a member of the Advisory Boards of the Business and Engineering Schools of Texas A&M University and the Engineering School of University of Texas at Austin, and is an Advisory Director of CH2M Hill Companies (engineering). Previously, Mr. Cox served as a Trustee for the Fidelity Rutland Square Trust (2005-2010). Mr. Ralph F. Cox and Mr. Howard E. Cox, Jr. are not related.

Karen Kaplan (51)

Year of Election or Appointment: 2007

Ms. Kaplan is President of Hill Holliday (advertising and specialized marketing, 2007-present). Ms. Kaplan is a Director of DSM (dba Delta Dental, Doral, and DentaQuest) (2004-present), Member of the board of Governors of the Chief Executives' Club of Boston (2010-present), Member of the board of the Massachusetts Conference for Women (2008-present), and Director of the Executive Committee of the Greater Boston Chamber of Commerce (2006-present). She is also a member of the Clinton Global Initiative, an action oriented community of the most effective CEOs, heads of state, Nobel Prize winners, and non-governmental leaders in the world. Previously, Ms. Kaplan served as an Advisory Board Member of Fidelity Rutland Square Trust (2006-2010), President of the Massachusetts Women's Forum (2008-2010), Treasurer of the Massachusetts Women's Forum (2002-2006), Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children (2003-2010), Director of United Way of Massachusetts Bay (2004-2006), Director of ADVO (direct mail marketing, 2003-2007), and Director of Tweeter Home Entertainment Group (2006-2007).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Howard E. Cox, Jr. may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Howard E. Cox, Jr. (67)

Year of Election or Appointment: 2009

Member of the Advisory Board of Fidelity Rutland Square Trust II. Mr. Cox is a Member of the Advisory Board of Devonshire Investors (2009-present). Mr. Cox serves as an Advisory Partner of Greylock (venture capital) and a Director of Stryker Corporation (medical products and services). Previously, Mr. Cox served as an Advisory Board Member of Fidelity Rutland Square Trust (2006-2010) and a Member of the Secretary of Defense's Business Board of Directors (2008-2010). Mr. Howard E. Cox, Jr. and Mr. Ralph F. Cox are not related.

Kenneth B. Robins (41)

Year of Election or Appointment: 2010

President and Treasurer of the fund. Mr. Robins also serves as President and Treasurer of other Fidelity Equity and High Income Funds (2008-present) and Assistant Treasurer of other Fidelity Fixed Income and Asset Allocation Funds (2009-present). Mr. Robins is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Marc Bryant (45)

Year of Election or Appointment: 2010

Secretary and Chief Legal Officer of the fund. Senior Vice President and Deputy General Counsel of Fidelity Investments. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the fund. Ms. Laurent also serves as AML Officer of the Fidelity funds (2008-present) and The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Nicholas E. Steck (47)

Year of Election or Appointment: 2009

Chief Financial Officer of the fund. Mr. Steck serves as Senior Vice President of Fidelity Pricing and Cash Management Services (2008-present) and is an employee of Fidelity Investments. During the period 2002 to 2009, Mr. Steck served as a Compliance Officer of FMR, Fidelity Investments Money Management, Inc., FMR LLC, Fidelity Research & Analysis (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.

Laura M. Doherty (42)

Year of Election or Appointment: 2009

Chief Compliance Officer of the fund. Ms. Doherty also serves as Senior Vice President of the Office of the Chief Compliance Officer (2008-present). Previously, Ms. Doherty served as a Vice President in Fidelity's Corporate Audit department (1998-2008).

James R. Rooney (52)

Year of Election or Appointment: 2007

Assistant Treasurer of the fund. Mr. Rooney is an employee of FMR and also serves as Assistant Treasurer of other Strategic Advisers funds (2007-present). Previously, Mr. Rooney was a Vice President with Wellington Management Company, LLP (2001-2007) and an employee of Strategic Advisers (2007-2009).

Margaret A. Carey (37)

Year of Election or Appointment: 2009

Assistant Secretary of the fund. Ms. Carey is also Assistant Secretary of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments (2004-present).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Strategic Advisers Value Fund voted to pay on July 11, 2011, to shareholders of record at the opening of business on July 8, 2011, a distribution of $0.223 per share derived from capital gains realized from sales of portfolio securities and a dividend of $0.061 per share from net investment income.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended May 31, 2011, $111,884,111, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 90% and 100% of the dividends distributed in July and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Brandywine Global Investment
Management, LLC

Cohen & Steers Capital Management, Inc.

Eaton Vance Management

LSV Asset Management

Pyramis Global Advisors, LLC

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Boston, MA

SUF-UANN-0711
1.922640.101

Item 2. Code of Ethics

As of the end of the period, May 31, 2011, Fidelity Rutland Square Trust II (the "trust") has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that the trust does not have an audit committee financial expert serving on the trust's Audit Committee.  The registrant has concluded that the services of a financial expert are not required at this point. Some of the reasons for determining that an audit committee financial expert is not necessary are the following: (i) the Audit Committee's expected access to the Fund's Treasurer, Chief Financial Officer, independent accountants and legal counsel; (ii) the Audit Committee's expected authority under its Charter to engage independent accounting and other experts without seeking approval from the full Board of Trustees; and (iii) the small number of Funds currently offered by the trust.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Strategic Advisers Core Fund, Strategic Advisers Growth Fund, and Strategic Advisers Value Fund (the "Funds"):

Services Billed by PwC

May 31, 2011 FeesA,C

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Strategic Advisers Core Fund	$50,000	$-	$4,000	$-
Strategic Advisers Growth Fund	$42,000	$-	$4,000	$-
Strategic Advisers Value Fund	$50,000	$-	$4,000	$-

May 31, 2010 FeesA,B,C

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Strategic Advisers Core Fund	$37,000	$-	$3,500	$-
Strategic Advisers Growth Fund	$-	$-	$-	$-
Strategic Advisers Value Fund	$43,000	$-	$3,500	$-

A Amounts may reflect rounding.

B Strategic Advisers Core Fund commenced operations on December 30, 2009.

C Strategic Advisers Growth Fund commenced operations on June 2, 2010.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Strategic Advisers, Inc. ("Strategic Advisers") and entities controlling, controlled by, or under common control with Strategic Advisers (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	May 31, 2011A	May 31, 2010A
Audit-Related Fees	$1,960,000	$1,530,000
Tax Fees	$-	$-
All Other Fees	$365,000	$145,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the Fund audit or the review of the Fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the Fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, Strategic Advisers (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider relating to Covered Services and Non-Covered Services (each as defined below) for each of the last two fiscal years of the Funds are as follows:

Billed By	May 31, 2011 A	May 31, 2010 A
PwC	$4,140,000	$2,560,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and Strategic Advisers' review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to the trust and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of the trust ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of the trust ("Non-Covered Service") are not required to be approved, but are reported to the Audit Committee annually.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 27, 2011
By:	/s/Nicholas E. Steck
Nicholas E. Steck
Chief Financial Officer

Date:	July 27, 2011